UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08200

BRIDGEWAY FUNDS, INC.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

Date of fiscal year end: June 30

Date of reporting period: July 1, 2008—September 30, 2008

Item 1. Schedule of Investments.

BRIDGEWAY AGGRESSIVE INVESTORS 1 FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—100.50%

	Apparel—2.03%
	Warnaco Group, Inc.*	101,200	$4,583,348

Banks—1.65%
	US Bancorp+	103,800	3,738,876

	Biotechnology—6.47%
	Celgene Corp.*	37,600	2,379,328
	Invitrogen Corp.*+	216,000	8,164,800
	OSI Pharmaceuticals, Inc.*	82,600	4,071,354

			14,615,482

	Chemicals—20.48%
	Agrium, Inc.+	35,900	2,013,272
	CF Industries Holdings, Inc.	91,600	8,377,736
	Dow Chemical Co.	82,300	2,615,494
	Monsanto Co.+	21,100	2,088,478
	Potash Corp. of Saskatchewan, Inc.+	95,100	12,554,151
	Syngenta AG—ADR+	37,900	1,603,928
	The Mosaic Co.#	155,200	10,559,808
	Terra Industries, Inc.	218,570	6,425,958

			46,238,825

	Coal—5.27%
	Alpha Natural Resources, Inc.*	132,100	6,793,903
	Arch Coal, Inc.	57,100	1,878,019
	Massey Energy Co.	90,600	3,231,702

			11,903,624

	Commercial Services—0.95%
	Corinthian Colleges, Inc.*	143,400	2,151,000

	Computers—1.67%
	Western Digital Corp.*+	176,500	3,762,980

	Electrical Components & Equipment—2.11%
	Energy Conversion Devices, Inc.*+	41,300	2,405,725
	GrafTech International, Ltd.*	156,400	2,363,204

			4,768,929

	Electronics—2.73%
	FLIR Systems, Inc.*	103,200	3,964,944
	Woodward Governor Co.	62,200	2,193,794

			6,158,738

	Engineering & Construction—1.23%
	ABB, Ltd.	143,400	2,781,960

	Environmental Control—1.12%
	Tetra Tech, Inc.*	105,000	2,526,300

	Healthcare-Products—3.80%
	St. Jude Medical, Inc.*	76,700	3,335,683
	Thoratec Corp.*	199,800	5,244,750

			8,580,433

	Household Products/Wares—0.96%
	Tupperware Brands Corp.	78,200	2,160,666

	Insurance—1.26%
	AmTrust Financial Services, Inc.	209,400	2,845,746

	Internet—1.46%
	EarthLink, Inc.*	388,100	3,298,850

	Iron/Steel—2.17%
	Cleveland-Cliffs, Inc.	32,700	1,731,138
	Mechel—Sponsored ADR#+	85,300	1,531,988
	United States Steel Corp.	21,000	1,629,810

			4,892,936

	Machinery-Construction & Mining—3.74%
	Bucyrus International, Inc., Class A	189,200	8,453,456

	Machinery-Diversified—3.83%
	AGCO Corp.*	79,600	3,391,756
	Flowserve Corp.	33,100	2,938,287
	Gardner Denver, Inc.*	66,600	2,312,352

			8,642,395

	Media—1.37%
	Walt Disney Co.	101,100	3,102,759

	Metal Fabrication—Hardware—0.99%
	CIRCOR International, Inc.	51,542	2,238,469

	Office Furnishing—1.47%
	Herman Miller, Inc.	136,100	3,330,367

	Oil & Gas—9.93%
	Chesapeake Energy Corp.	65,400	2,345,244
	ConocoPhillips	36,700	2,688,275
	Continental Resources, Inc.#*	53,800	2,110,574
	Hess Corp.	22,600	1,855,008
	Occidental Petroleum Corp.	41,600	2,930,720
	Petroleo Brasileiro S.A.—ADR+	68,400	3,006,180
	Questar Corp.	57,900	2,369,268
	Stone Energy Corp.*	66,700	2,823,411
	W&T Offshore, Inc.+	84,300	2,300,547

			22,429,227

	Oil & Gas Services—2.91%
	FMC Technologies, Inc.*	51,600	2,401,980
	National Oilwell Varco, Inc.*	83,200	4,179,136

			6,581,116

	Packaging & Containers—0.98%
	Rock-Tenn Co., Class A	55,300	2,210,894

	Pharmaceuticals—4.39%
	Bristol-Myers Squibb Co.	174,300	3,634,155
	Express Scripts, Inc.*	50,600	3,735,292
	Pfizer, Inc.	137,500	2,535,500

			9,904,947

	Pipelines—0.94%
	The Williams Cos., Inc.	89,700	2,121,405

	Retail—4.69%
	Aeropostale, Inc.*+	91,600	2,941,276
	Big Lots, Inc.*+	80,000	2,226,400
	Tiffany & Co.+	83,000	2,948,160
	Urban Outfitters, Inc.*	77,400	2,466,738

			10,582,574

	Semiconductors—2.55%
	Altera Corp.	146,000	3,019,280
	QLogic Corp.*	178,300	2,738,688

			5,757,968

	Software—1.42%
	Oracle Corp.*	157,500	3,198,825

	Telecommunications—2.06%
	MasTec, Inc.*	174,200	2,315,118
	NII Holdings, Inc.*	60,500	2,294,160
	Nortel Networks Corp.*	15,387	34,467

			4,643,745

	Transportation—3.87%
	CSX Corp.	49,700	2,712,129

BRIDGEWAY AGGRESSIVE INVESTORS 1 FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Transportation (continued)
	Genco Shipping & Trading, Ltd.+	47,900	$1,592,196
	Kansas City Southern*	50,500	2,240,180
	Kirby Corp.*	20	759
	Norfolk Southern Corp.	33,000	2,184,930

			8,730,194

	TOTAL COMMON STOCKS—100.50% (Cost $256,190,145)		226,937,034

	TOTAL INVESTMENTS—100.50% (Cost $256,190,145)		226,937,034

	Liabilities in Excess of Other Assets—(0.50)%		(1,137,630)

	NET ASSETS—100.00%		$225,799,404

#	Security subject to call option written by the Fund.
*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2008. Total loaned securities had a market value of $27,725,748 at September 30, 2008.

See Notes to Schedules of Investments.

BRIDGEWAY AGGRESSIVE INVESTORS 1 FUND

SCHEDULE OF OPTIONS WRITTEN

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Company	Number of Contracts	Value
COVERED CALL OPTIONS WRITTEN—(.28)%
Continental Resources, Inc.
Expiring December, 2008 at $45.00	538	$(266,310)
Mechel - Sponsored ADR
Expiring January, 2009 at $25.00	710	(102,950)
The Mosaic Co.
Expiring January, 2009 at $105.00	660	(273,900)

TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $(1,878,008))		(643,160)

See Notes to Schedules of Investments.

BRIDGEWAY AGGRESSIVE INVESTORS 2 FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—100.06%
	Apparel—1.91%
	Warnaco Group, Inc.*	252,300	$11,426,667

	Banks—1.57%
	US Bancorp+	260,100	9,368,802

	Biotechnology—5.14%
	Celgene Corp.*	94,500	5,979,960
	Invitrogen Corp.*+	452,300	17,096,940
	OSI Pharmaceuticals, Inc.*+	155,400	7,659,666

			30,736,566

	Chemicals—17.03%
	Agrium, Inc.+	87,600	4,912,608
	CF Industries Holdings, Inc.	184,400	16,865,224
	Dow Chemical Co.	201,000	6,387,780
	Monsanto Co.+	55,800	5,523,084
	Potash Corp. of Saskatchewan, Inc.	181,299	23,933,281
	Syngenta AG—ADR	97,200	4,113,504
	The Mosaic Co.#	320,300	21,793,212
	Terra Industries, Inc.	620,900	18,254,460

			101,783,153

	Coal—5.12%
	Alpha Natural Resources, Inc.*+	343,700	17,676,491
	Arch Coal, Inc.	138,000	4,538,820
	Massey Energy Co.	235,700	8,407,419

			30,622,730

	Commercial Services—3.41%
	Corinthian Colleges, Inc.*	382,900	5,743,500
	ITT Educational Services, Inc.*+	107,400	8,689,734
	Quanta Services, Inc.*+	221,300	5,977,313

			20,410,547

	Computers—2.48%
	EMC Corp.*+	470,700	5,629,572
	Western Digital Corp.*+	431,700	9,203,844

			14,833,416

	Electrical Components & Equipment—3.91%
	Energy Conversion Devices, Inc.*+	257,000	14,970,250
	GrafTech International, Ltd.*	557,500	8,423,825

			23,394,075
	Electronics—2.47%
	FLIR Systems, Inc.*	244,100	9,378,322
	Woodward Governor Co.	152,400	5,375,148

			14,753,470

	Engineering & Construction—3.42%
	ABB, Ltd.—ADR	334,400	6,487,360
	EMCOR Group, Inc.*+	325,100	8,556,632
	Fluor Corp.	97,000	5,402,900

			20,446,892

	Environmental Control—2.09%
	Darling International, Inc.*	579,400	6,437,134
	Tetra Tech, Inc.*	250,600	6,029,436

			12,466,570

	Healthcare-Products—1.25%
	St. Jude Medical, Inc.*	172,100	7,484,629

	Internet—1.44%
	EarthLink, Inc.*	1,009,800	8,583,300

	Iron/Steel—2.06%
	Cleveland-Cliffs, Inc.	85,500	4,526,370
	Mechel—Sponsored ADR#+	222,600	3,997,896
	Steel Dynamics, Inc.	220,100	3,761,509

			12,285,775

	Machinery-Construction & Mining—3.35%
	Bucyrus International, Inc., Class A	447,600	19,998,768

	Machinery-Diversified—3.51%
	AGCO Corp.*	192,500	8,202,425
	Flowserve Corp.	77,300	6,861,921
	Gardner Denver, Inc.*	170,976	5,936,286

			21,000,632

	Miscellaneous Manufacturing—0.93%
	Parker Hannifin Corp.	104,900	5,559,700

	Office Furnishing—0.97%
	Herman Miller, Inc.	237,300	5,806,731

	Oil & Gas—10.63%
	ConocoPhillips	95,400	6,988,050
	Continental Resources, Inc.#*	130,000	5,099,900
	Hess Corp.	56,700	4,653,936
	Occidental Petroleum Corp.	100,800	7,101,360
	Petroleo Brasileiro S.A.—ADR+	216,200	9,501,990
	Questar Corp.	139,900	5,724,708
	Southwestern Energy Co.*+	190,200	5,808,708
	Stone Energy Corp.*	162,600	6,882,858
	Swift Energy Co.*	159,300	6,163,317
	W&T Offshore, Inc.	204,700	5,586,263

			63,511,090

	Oil & Gas Services—2.68%
	FMC Technologies, Inc.*	125,800	5,855,990
	National Oilwell Varco, Inc.*	202,800	10,186,644

			16,042,634

	Packaging & Containers—1.97%
	Rock-Tenn Co., Class A	294,900	11,790,102

	Pharmaceuticals—4.07%
	Bristol-Myers Squibb Co.	465,500	9,705,675
	Pfizer, Inc.	791,300	14,591,572

			24,297,247

	Retail—6.03%
	Aeropostale, Inc.*+	250,900	8,056,399
	Big Lots, Inc.*+	234,400	6,523,352
	Gymboree Corp.*	198,400	7,043,200
	Tiffany & Co.+	204,400	7,260,288
	Urban Outfitters, Inc.*	224,000	7,138,880

			36,022,119

	Semiconductors—2.38%
	Altera Corp.	383,200	7,924,576
	QLogic Corp.*	410,300	6,302,208

			14,226,784

	Software—3.41%
	ANSYS, Inc.*	165,300	6,259,911
	Microsoft Corp.	219,100	5,847,779
	Oracle Corp.*	408,300	8,292,573

			20,400,263

BRIDGEWAY AGGRESSIVE INVESTORS 2 FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Telecommunications—2.96%
	AT&T, Inc.	220,000	$6,142,400
	NII Holdings, Inc.*	146,500	5,555,280
	Nortel Networks Corp.*	6,553	14,679
	Qualcomm, Inc.	139,100	5,977,127

			17,689,486

	Transportation—3.87%
	CSX Corp.	150,100	8,190,957
	Kansas City Southern*	134,800	5,979,728
	Norfolk Southern Corp.	135,700	8,984,697

			23,155,382

	TOTAL COMMON STOCKS—100.06% (Cost $682,613,021)		598,097,530

	TOTAL INVESTMENTS—100.06% ( Cost $682,613,021)		598,097,530
	Liabilities in Excess of Other Assets—(0.06)%		(339,826)

	NET ASSETS—100.00%		$597,757,704

#	Security Subject to call option written by the Fund.
*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2008. Total loaned securities had a market value of $89,771,548 at September 30, 2008.

Company	Number of Contracts	Value
COVERED CALL OPTIONS WRITTEN—(.18)%
Continental Resources, Inc.
Expiring December, 2008 at $45.00	1,300	(643,500)
Mechel - Sponsored ADR
Expiring January, 2009 at $25.00	869	(126,005)
The Mosaic Co.
Expiring January, 2009 at $105.00	750	(311,250)

TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $(2,927,595))		(1,080,755)

See Notes to Schedules of Investments.

BRIDGEWAY ULTRA-SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—89.68%
	Advertising—0.25%
	APAC Customer Services, Inc.*	100,000	$215,000

	Aerospace/Defense—1.44%
	LMI Aerospace, Inc.*	50,000	1,005,500
	The Allied Defense Group, Inc.*+	34,500	211,830

			1,217,330

	Airlines—1.16%
	Hawaiian Holdings, Inc.*	106,000	983,680

	Auto Parts & Equipment—0.71%
	China Automotive Systems, Inc.*+	143,800	602,522

	Banks—1.79%
	Cascade Financial Corp.	25,000	187,250
	Centrue Financial Corp.	10,000	139,600
	Farmers Capital Bank Corp.+	9,000	243,180
	First United Corp.	5,700	113,430
	German American Bancorp, Inc.	8,000	93,200
	Pennsylvania Commerce Bancorp, Inc.*	21,700	646,877
	Southcoast Financial Corp.*	12,500	88,625

			1,512,162

	Biotechnology—1.54%
	CombiMatrix Corp.*+	29,400	437,472
	Repligen Corp.*	184,300	868,053

			1,305,525

	Chemicals—1.04%
	Landec Corp.*	107,800	882,882

	Commercial Services—6.28%
	American CareSource Holdings, Inc.*	47,000	408,900
	China Direct, Inc.*+	172,900	729,638
	Dollar Financial Corp.*+	95,000	1,462,050
	Intersections, Inc.*	20,000	162,600
	Medifast, Inc.*	119,800	815,838
	The Hackett Group, Inc.*	168,900	918,816
	Transcend Services, Inc.*	77,600	813,248

			5,311,090

	Computers—3.22%
	Computer Task Group, Inc.	49,200	319,800
	Datalink Corp.*	60,000	261,600
	Integral Systems, Inc.*	95,400	1,981,458
	TechTeam Global, Inc.*	21,600	160,272

			2,723,130

	Diversified Financial Services—0.36%
	AeroCentury Corp.*	9,100	118,300
	Broadpoint Securities Group, Inc.*	65,000	188,500

			306,800

	Electrical Components & Equipment—3.44%
	Advanced Battery Technologies, Inc.*+	229,200	740,316
	Espey Manufacturing & Electronics Corp.	6,000	110,100
	Graham Corp.+	28,000	1,514,800
	Nortech Systems, Inc.*	11,500	58,075
	PowerSecure International, Inc.*	80,000	484,800

			2,908,091

	Electronics—5.33%
	Chyron International Corp.*	24,000	98,400
	Digital Ally, Inc.*+	181,000	1,243,470
	Jinpan International, LTD.+	36,400	857,948
	LaBarge, Inc.*+	48,000	722,880
	NVE Corp.*+	56,100	1,588,191

			4,510,889

	Engineering & Construction—2.14%
	Argan, Inc.*	14,000	216,720
	VSE Corp.+	47,300	1,595,429

			1,812,149

	Environmental Control—0.96%
	Industrial Services of America, Inc.+	79,000	809,750

	Food—1.58%
	Cal-Maine Foods, Inc.+	20,640	566,362
	Overhill Farms, Inc.*(a)	149,600	770,440

			1,336,802

	Hand/Machine Tools—1.15%
	K-Tron International, Inc.*	4,300	553,969
	WSI Industries, Inc.+	82,800	418,140

			972,109

	Healthcare-Products—4.26%
	Cardiac Science Corp.*	30,800	319,088
	Cynosure, Inc., Class A*	39,600	710,424
	Exactech, Inc.*	13,200	293,568
	Northstar Neuroscience, Inc.*	300,000	465,000
	Vnus Medical Technologies, Inc.*	86,800	1,816,724

			3,604,804
	Healthcare-Services—3.57%
	Almost Family, Inc.*	47,400	1,874,670
	America Service Group, Inc.*	63,000	599,760
	Life Sciences Research, Inc.*	15,500	542,500

			3,016,930
	Household Products/Wares—0.17%
	A.T. Cross Co., Class A*	21,800	146,714

	Insurance—4.23%
	American Physicians Capital, Inc.	59,550	2,520,751
	Crawford & Co., Class B*+	31,200	474,240
	Meadowbrook Insurance Group, Inc.	83,000	585,980

			3,580,971

	Internet—3.63%
	A.D.A.M., Inc.*	37,200	201,996
	Bidz.com, Inc.*+	100,600	871,196
	TeleCommunication Systems, Inc., Class A*	219,100	1,513,981
	Zix Corp.*+	213,200	481,832

			3,069,005

BRIDGEWAY ULTRA-SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)

	Investment Companies—0.74%
	Medallion Financial Corp.	60,000	$628,200

	Machinery-Diversified—0.99%
	Adept Technology, Inc.*	25,000	218,500
	Art’s-Way Manufacturing Co., Inc.	16,000	126,560
	Presstek, Inc.*+	87,000	490,680

			835,740

	Metal Fabrication - Hardware—3.35%
	Hawk Corp., Class A*	48,500	976,305
	NN, Inc.	82,400	1,058,840
	North American Galvanizing & Coatings, Inc.*	157,333	802,398

			2,837,543

	Miscellaneous Manufacturing—6.15%
	AZZ, Inc.*	71,300	2,949,681
	CTI Industries Corp.*	23,500	114,210
	LSB Industries, Inc.*	53,000	734,050
	Lydall, Inc.*	146,200	1,407,906

			5,205,847

	Oil & Gas—2.73%
	Adams Resources & Energy, Inc.	18,000	410,040
	BMB Munai, Inc.*+	219,900	912,585
	Crimson Exploration, Inc.*	30,000	216,900
	Double Eagle Petroleum Co.*+	54,000	771,120

			2,310,645

	Oil & Gas Services—6.54%
	Bolt Technology Corp.*+	80,025	1,157,962
	Boots & Coots International Well Control, Inc.*	586,810	1,132,543
	Dawson Geophysical Co.*	26,400	1,232,616
	Mitcham Industries, Inc.*	52,300	527,707
	Natural Gas Services Group, Inc.	84,800	1,481,456

			5,532,284

	Packaging & Containers—0.85%
	UFP Technologies, Inc.*	105,100	715,731

	Pharmaceuticals—1.93%
	Matrixx Initiatives, Inc.*	37,000	665,630
	Omega Protein Corp.*	65,500	770,280
	Schiff Nutrition International, Inc.*	28,600	195,338

			1,631,248

	Retail—10.20%
	Allion Healthcare, Inc.*	69,000	410,550
	America’s Car-Mart, Inc.*+	65,100	1,210,209
	Einstein Noah Restaurant Group, Inc.*	193,600	1,951,488
	EZCORP, Inc., Class A*	151,418	2,846,658
	PC Mall, Inc.*	73,800	504,054
	PetMed Express, Inc.*+	34,538	542,247
	Sport Supply Group, Inc., Class A	95,800	1,053,800
	Winmark Corp.*	6,608	106,323

			8,625,329

	Savings & Loans—1.63%
	Legacy Bancorp, Inc.	13,000	175,500
	OceanFirst Financial Corp.	63,500	1,150,620
	Rainier Pacific Financial Group, Inc.	11,100	48,840

			1,374,960

	Semiconductors—1.34%
	Conexant Systems, Inc.	188,300	755,083
	GSI Technology, Inc.	30,000	107,100
	Ramtron International Corp.*	99,000	272,250

			1,134,433

	Software—1.09%
	Ebix, Inc.*	9,800	920,808

	Telecommunications—1.72%
	Applied Signal Technology, Inc.	49,800	865,524
	Communications Systems, Inc.	8,900	94,696
	Fibernet Telecom Group, Inc.*	55,211	496,899
			1,457,119

	Transportation—1.29%
	Air T., Inc.	20,000	180,000
	USA Truck, Inc.*	56,900	907,555

			1,087,555

	Trucking & Leasing—0.24%
	Willis Lease Finance Corp.*	17,900	199,943

	Water—0.64%
	Connecticut Water Service, Inc.+	18,600	538,470

	TOTAL COMMON STOCKS—89.68% (Cost $77,269,503)		75,864,190

	Rate^	Shares	Value
MONEY MARKET FUND—5.76%
BlackRock Liquidity Funds TempFund Portfolio #24	2.67%	781,593	781,593
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	2.43%	4,088,784	4,088,784

TOTAL MONEY MARKET FUND—5.76% (Cost $4,870,377)			4,870,377

TOTAL INVESTMENTS—95.44% (Cost $82,139,880)			80,734,567
Other Assets in Excess of Liabilities—4.56%			3,858,263

NET ASSETS—100.00%			$84,592,830

*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2008. Total loaned securities had a market value of $18,366,000 at September 30, 2008.
^	Rate disclosed is as of September 30, 2008.
(a)	Illiquid security.

See Notes to Schedules of Investments.

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—97.03%

	Advertising—0.05%
	APAC Customer Services, Inc.*	127,828	$274,830

	Aerospace/Defense—0.22%
	Astronics Corp.*	46,930	1,058,271
	CPI Aerostructures, Inc.*	15,300	119,340

			1,177,611

	Agriculture—0.86%
	Andersons, Inc.+	129,002	4,543,450

	Airlines—0.61%
	Hawaiian Holdings, Inc.*	348,000	3,229,440

	Apparel—1.01%
	Cherokee, Inc.+	52,400	1,151,752
	Sport-Haley, Inc.*(a)	104,900	184,624
	Tandy Brands Accessories, Inc.(a)	65,009	308,793
	Unifi, Inc.*	441,900	2,138,796
	Weyco Group, Inc.+	46,875	1,568,906

			5,352,871

	Auto Parts & Equipment—1.28%
	Amerigon, Inc.*	146,200	961,996
	Commercial Vehicle Group, Inc.*	150,300	1,068,633
	Dorman Products, Inc.*	36,788	460,954
	Fuel Systems Solutions, Inc.*	81,750	2,816,287
	Spartan Motors, Inc.	50,687	161,185
	Titan International, Inc.+	60,500	1,289,860

			6,758,915

	Banks—12.18%
	Abigail Adams National Bancorp	22,220	149,985
	American River Bankshares	42,000	420,420
	Arrow Financial Corp.	109,545	3,221,718
	Bancorp Rhode Island, Inc.	70,800	2,035,500
	Beach First National Bancshares, Inc.*	28,900	170,799
	Beverly Hills Bancorp, Inc.	71,200	86,864
	Capitol Bancorp, Ltd.+	137,820	2,686,112
	Cardinal Financial Corp.	287,700	2,324,616
	Cass Information Systems, Inc.+	101,070	3,623,360
	Center Bancorp, Inc.	68,342	692,988
	Central Bancorp, Inc.(a)	12,300	141,450
	Centrue Financial Corp.	31,200	435,552
	Financial Institutions, Inc.	78,000	1,560,780
	First Community Bancshares, Inc.	35,796	1,343,066
	First Regional Bancorp*+	30,000	187,500
	First Security Group, Inc.	106,900	782,508
	First South Bancorp, Inc.+	43,306	747,895
	Gateway Financial Holdings, Inc.+	87,654	468,949
	Green Bankshares, Inc.+	119,919	2,819,296
	Guaranty Federal Bancshares, Inc.	62,556	713,138
	Irwin Financial Corp.	197,971	781,985
	Lakeland BanCorp, Inc.+	145,449	1,700,299
	Lakeland Financial Corp.	77,388	1,699,440
	MainSource Financial Group, Inc.+	143,600	2,814,560
	Merchants Bancshares, Inc.	17,800	431,650
	Midwest Banc Holdings, Inc.+	211,382	845,528
	MidWestOne Financial Group, Inc.	36,681	509,132
	Northeast Bancorp	4,700	54,144
	Oriental Financial Group+	239,900	4,284,614
	PAB Bankshares, Inc.+	71,400	475,524
	Pacific Mercantile Bancorp	71,000	455,820
	Pacific State Bancorp*+	26,386	150,400
	Pennsylvania Commerce Bancorp, Inc.*	27,751	827,257
	Peoples Bancorp, Inc.	75,600	1,645,812
	Pinnacle Financial Partners, Inc.*	63,700	1,961,960
	Republic First Bancorp, Inc.*	174,900	1,505,889
	SCBT Financial Corp.	33,883	1,274,001
	Sierra Bancorp+	75,000	1,564,500
	Smithtown Bancorp, Inc.+	70,730	1,591,425
	Southcoast Financial Corp.*	27,099	192,132
	Southern Community Financial Corp.	66,700	316,825
	Southside Bancshares, Inc.+	107,670	2,713,284
	State Bancorp, Inc.	34,500	514,050
	Sterling Bancorp	183,400	2,651,964
	Suffolk Bancorp	42,800	1,686,748
	Tennessee Commerce Bancorp, Inc.*+	46,300	650,515
	Union Bankshares Corp.	8,099	194,376
	United Security Bancshares+	100,700	1,647,452
	Univest Corp. of Pennsylvania+	57,865	2,141,005
	West Bancorporation, Inc.+	131,378	1,711,855
	West Coast Bancorp	64,316	942,873

			64,549,515

	Beverages—0.51%
	Central European Distribution Corp.*	9,900	449,559
	Green Mountain Coffee Roasters, Inc.*+	45,229	1,779,309
	Peet’s Coffee & Tea, Inc.*+	17,400	485,808

			2,714,676

	Biotechnology—2.88%
	Affymax, Inc.*+	29,303	581,665
	Anesiva, Inc.*+	75,164	112,746
	Avigen, Inc.*	298,900	1,195,600
	Discovery Laboratories, Inc.*+	1,083,000	2,025,210
	Dynavax Technologies Corp.*	214,234	310,639
	Exact Sciences Corp.*+	296,300	269,633
	Immunogen, Inc.*	423,217	2,077,995
	Immunomedics, Inc.*+	340,648	606,353
	Repligen Corp.*	41,134	193,741

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Biotechnology (continued)
	Sangamo Biosciences, Inc.*+	370,100	$2,849,770
	Seattle Genetics, Inc.*+	373,255	3,993,829
	StemCells, Inc.*+	299,600	308,588
	Vical, Inc.*+	337,600	739,344

			15,265,113

	Building Materials—0.16%
	Comfort Systems USA, Inc.	43,900	586,504
	US Home Systems, Inc.*	72,400	239,644

			826,148

	Chemicals—2.11%
	American Pacific Corp.*	35,524	463,944
	American Vanguard Corp.+	152,000	2,292,160
	Balchem Corp.	89,975	2,399,633
	ICO, Inc.*	132,928	745,726
	Landec Corp.*	205,000	1,678,950
	NewMarket Corp.	14,600	767,376
	Quaker Chemical Corp.	99,700	2,837,462

			11,185,251

	Coal—0.11%
	James River Coal Co.*	26,074	573,367

	Commercial Services—5.11%
	Carriage Services, Inc.*	134,500	470,750
	Corvel Corp.*	75,433	2,158,138
	Franklin Covey Co.*+	192,400	1,392,976
	Geo Group, Inc.*	48,863	987,521
	Healthcare Services Group+	53,325	975,314
	Hill International, Inc.*	75,000	1,038,750
	HMS Holdings Corp.*	218,000	5,223,280
	Intersections, Inc.*	158,584	1,289,288
	Kendle International, Inc.*+	22,390	1,001,057
	Multi-Color Corp.	88,704	2,119,139
	National Research Corp.+	40,300	1,235,598
	RCM Technologies, Inc.*	84,959	147,829
	Standard Parking Corp.*	162,200	3,604,084
	Team, Inc.*	131,200	4,738,944
	The Hackett Group, Inc.*	126,389	687,556

			27,070,224

	Computers—2.44%
	Cogo Group, Inc.*	200,381	1,056,008
	Computer Task Group, Inc.	1,000	6,500
	Cray, Inc.	22,155	114,763
	Dot Hill Systems Corp.*	516,068	1,161,153
	Integral Systems, Inc.*+	124,112	2,577,806
	LaserCard Corp.*+	146,775	585,632
	Netscout Systems, Inc.*	117,900	1,254,456
	Planar Systems, Inc.	2,554	6,487
	RadiSys Corp.*	187,900	1,615,940
	SI International, Inc.*	76,700	2,304,835
	TechTeam Global, Inc.*	190,370	1,412,546
	TransAct Technologies, Inc.*	105,800	842,168

			12,938,294

	Distribution/Wholesale—0.31%
	DEI Holdings, Inc.*	336,700	336,700
	Infosonics Corp.*	238,259	121,512
	Rentrak Corp.*	83,800	1,158,954

			1,617,166

	Diversified Financial Services—1.94%
	AeroCentury Corp.*+(b)	85,700	1,114,100
	Consumer Portfolio Services*	332,800	765,440
	Cowen Group, Inc.*	32,158	274,951
	Encore Capital Group, Inc.*	154,914	2,122,322
	Federal Agricultural Mortgage Corp., Class C+(b)	83,900	343,990
	International Assets Holding Corp.*+	33,886	816,991
	Rodman & Renshaw Capital Group, Inc.*+	54,115	91,996
	TradeStation Group, Inc.*+	245,974	2,299,857
	Westwood Holdings Group, Inc.	51,200	2,426,880

			10,256,527

	Electric Utilities—0.41%
	Central Vermont Public Service Corp.	81,600	1,912,704
	EnerNOC, Inc.	2,563	26,501
	Unitil Corp.	9,400	245,246

			2,184,451

	Electrical Components & Equipment—0.52%
	American Superconductor Corp.*+	62,300	1,468,411
	PowerSecure International, Inc.*+	208,800	1,265,328
	TII Network Technologies, Inc.*	29,599	31,375

			2,765,114

	Electronics—1.64%
	Advanced Photonix, Inc., Class A*+	76,550	132,431
	Axsys Technologies, Inc.*	86,887	5,121,120
	Measurement Specialties, Inc.*	104,500	1,822,480
	Napco Security Systems, Inc.*	57,034	167,110
	UQM Technologies, Inc.*	96,300	274,455
	Vicon Industries, Inc.*	66,400	341,960
	Zygo Corp.*	67,446	848,471

			8,708,027

	Energy-Alternative Sources—0.27%
	Ascent Solar Technologies, Inc.	21,000	127,680
	Aventine Renewable Energy Holdings, Inc.	4,700	14,852
	Hoku Scientific, Inc.*+	154,148	903,307
	Plug Power, Inc.*+	372,400	368,676

			1,414,515

	Engineering & Construction—1.42%
	Layne Christensen Co.*	161,900	5,736,117
	Michael Baker Corp.*	51,700	1,799,160

			7,535,277

	Entertainment—0.68%
	Canterbury Park Holding Corp.	59,400	519,750

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Entertainment (continued)
	Dover Motorsports, Inc.+	159,500	$869,275
	Great Wolf Resorts, Inc.*+	337,900	1,236,714
	Silverleaf Resorts, Inc.*+	388,800	482,112
	Steinway Musical Instruments*	18,314	518,652

			3,626,503

	Environmental Control—0.29%
	Darling International, Inc.*	139,500	1,549,845

	Food—4.04%
	Cal-Maine Foods, Inc.+	312,700	8,580,488
	Lifeway Foods, Inc.*+	156,302	1,828,734
	M&F Worldwide Corp.*+	53,898	2,155,920
	Spartan Stores, Inc.	308,357	7,671,922
	Village Super Market, Class A	24,600	1,172,682

			21,409,746

	Forest Products & Paper—0.10%
	Boise, Inc.*+	97,317	151,815
	Xerium Technologies, Inc.	62,373	401,682

			553,497

	Gas—0.21%
	Chesapeake Utilities Corp.	33,988	1,128,741

	Hand/Machine Tools—0.10%
	LS Starrett Co., Class A	29,200	538,156

	Healthcare-Products—5.46%
	Abaxis, Inc.*	80,400	1,583,880
	Arrhythmia Research Technology*	59,626	196,766
	Atrion Corp.	39,148	4,033,418
	Bovie Medical Corp.*	145,900	999,415
	Cardiac Science Corp.*	78,123	809,354
	Cerus Corp.*	227,283	938,679
	CryoLife, Inc.*+	356,000	4,670,720
	Endologix, Inc.*	71,822	145,799
	Hanger Orthopedic Group, Inc.*	146,317	2,553,232
	Natus Medical, Inc.*	138,600	3,140,676
	NMT Medical, Inc.*+	56,500	176,280
	Orthologic Corp.*	189,309	166,592
	Span-America Medical Systems, Inc.	56,807	676,003
	Utah Medical Products, Inc.	49,900	1,374,745
	Vnus Medical Technologies, Inc.*	106,000	2,218,580
	Zoll Medical Corp.*	160,200	5,241,744

			28,925,883

	Healthcare-Services—1.70%
	Alliance Imaging, Inc.*	335,992	3,450,638
	Almost Family, Inc.*	11,600	458,780
	Amedisys, Inc.*+	67,560	3,288,145
	America Service Group, Inc.*	93,000	885,360
	NovaMed, Inc.*+	194,400	921,456

			9,004,379

	Holding Companies-Diversified—0.52%
	GSC Acquisition Co.*+	127,592	1,199,365
	Resource America, Inc., Class A	164,800	1,565,600

			2,764,965

	Home Builders—1.06%
	Amrep Corp.*+	17,100	725,211
	M/I Homes, Inc.	75,909	1,729,207
	Nobility Homes, Inc.(a)	16,300	264,060
	Palm Harbor Homes, Inc.*	96,226	953,600
	Skyline Corp.	72,600	1,918,818

			5,590,896

	Home Furnishings—0.22%
	Cobra Electronics Corp.	9,183	21,672
	Hooker Furniture Corp.	59,400	1,054,350
	Koss Corp.(a)	4,138	66,208

			1,142,230

	Household Products/Wares—0.06%
	Nashua Corp.*	38,600	309,958

	Insurance—2.02%
	21st Century Holding Co.	50,380	264,999
	American Independence Corp.*	45,135	301,050
	Donegal Group, Inc., Class A	53,750	974,488
	Hallmark Financial Services*	88,400	803,556
	Investors Title Co.	56,432	2,257,280
	Meadowbrook Insurance Group, Inc.	370,400	2,615,024
	Mercer Insurance Group, Inc.	144,257	2,316,767
	NYMAGIC, Inc.+	40,672	1,026,968
	Penn Treaty American Corp.*	80,500	127,190

			10,687,322

	Internet—3.77%
	1-800-FLOWERS.COM, Inc., Class A*	247,000	1,486,940
	A.D.A.M., Inc.*	125,700	682,551
	ActivIdentity Corp.*	453,900	1,030,353
	Art Technology Group, Inc.*	586,137	2,063,202
	Drugstore.com, Inc.*+	819,834	1,926,610
	Insure.com, Inc.*	30,400	106,400
	Keynote Systems, Inc.*	147,400	1,953,050
	Lionbridge Technologies, Inc.*	516,595	1,260,492
	LookSmart, Ltd.*	515,000	1,313,250
	Napster, Inc.*	130,284	340,041
	Network Engines, Inc.*	362,560	203,034
	New Motion, Inc.*+	168,139	588,487
	PC-TEL, Inc.	108,545	1,011,639
	Perficient, Inc.*	186,138	1,235,956
	SumTotal Systems, Inc.*	429,730	1,757,596
	TheStreet.com, Inc.	335,500	2,009,645
	Zix Corp.*+	437,600	988,976

			19,958,222

	Investment Companies—0.09%
	Medallion Financial Corp.	44,640	467,381

	Iron/Steel—0.50%
	Friedman Industries	98,300	653,695
	Great Northern Iron Ore Property	12,000	828,000
	Universal Stainless & Alloy*	44,700	1,142,085

			2,623,780

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Leisure Time—0.28%
	GameTech International, Inc.*	222,600	$580,986
	Nautilus, Inc.*	197,700	903,489

			1,484,475

	Lodging—0.43%
	Lodgian, Inc.*	120,111	936,866
	Monarch Casino & Resort, Inc.*	2,185	24,887
	Red Lion Hotels Corp.*	166,600	1,336,132

			2,297,885

	Machinery-Diversified—1.97%
	Gehl Co.*	83,350	2,452,991
	Hurco Cos, Inc.*+	126,434	3,738,653
	Presstek, Inc.*	82,895	467,528
	Twin Disc, Inc.	272,800	3,753,728

			10,412,900

	Media—1.35%
	Acacia Research Corp.*	73,509	221,997
	DG FastChannel, Inc.*+	126,484	2,772,529
	Global Traffic Network, Inc.*	114,874	1,064,882
	Gray Television, Inc.	194,538	334,605
	Martha Stewart Living Omnimedia, Inc., Class A*+	115,752	985,050
	Nexstar Broadcasting Group, Inc., Class A*	154,307	342,562
	Outdoor Channel Holdings, Inc.*	91,431	804,593
	PRIMEDIA, Inc.+	254,837	619,254

			7,145,472

	Metal Fabrication - Hardware—1.16%
	Ampco-Pittsburgh Corp.	89,800	2,325,820
	Furmanite Corp.*	151,200	1,573,992
	Hawk Corp., Class A*	56,600	1,139,358
	NN, Inc.	5,484	70,469
	Northwest Pipe Co.*	11,347	494,956
	Sun Hydraulics Corp.	20,549	535,096

			6,139,691

	Mining— 0.55%
	United States Lime & Minerals, Inc.*+	53,700	2,067,987
	Uranerz Energy Corp.*+	310,178	387,723
	Uranium Resources, Inc.*	253,258	428,006
	Vista Gold Corp.*+	11,300	25,651

			2,909,367

	Miscellaneous Manufacturing—1.45%
	AZZ, Inc.*	34,100	1,410,717
	Ceradyne, Inc.*	34,397	1,260,994
	EnPro Industries, Inc.*	13,600	505,376
	Flanders Corp.*+	85,183	536,653
	Park-Ohio Holdings Corp.*	98,597	1,763,900
	Raven Industries, Inc.	35,600	1,400,860
	Spire Corp.*+	55,700	791,497

			7,669,997

	Oil & Gas—2.24%
	Adams Resources & Energy, Inc.	22,300	507,994
	ATP Oil & Gas Corp.*+	29,600	527,176
	BMB Munai, Inc.*+	106,145	440,502
	Brigham Exploration Co.*	388,500	4,269,615
	Callon Petroleum Co.*	156,600	2,823,498
	Double Eagle Petroleum Co.*	59,905	855,443
	GeoResources, Inc.	8,100	92,826
	Royale Energy, Inc.*+	93,856	392,318
	Teton Energy Corp.*+	116,200	360,220
	Vaalco Energy, Inc.*	236,200	1,615,608

			11,885,200

	Oil & Gas Services—1.79%
	Bolt Technology Corp.*+	155,763	2,253,891
	Boots & Coots International Well Control, Inc.*	193,544	373,540
	Dawson Geophysical Co.*	15,799	737,655
	Lufkin Industries, Inc.	63,842	5,065,863
	Matrix Service Co.*	32,632	623,271
	Natural Gas Services Group, Inc.	800	13,976
	Omni Energy Services Corp.*	134,405	432,784

			9,500,980

	Packaging & Containers—0.24%
	AEP Industries, Inc.*	63,000	1,260,000

	Pharmaceuticals—3.51%
	Adolor Corp.*+	297,000	1,024,650
	Anika Therapeutics, Inc.*	197,639	1,428,930
	DepoMed, Inc.	2,119	7,734
	Indevus Pharmaceuticals, Inc.*+	239,600	802,660
	Mannatech, Inc.+	90,680	362,720
	Matrixx Initiatives, Inc.*	94,800	1,705,452
	MiddleBrook Pharmaceuticals, Inc.*+	450,600	675,900
	Quigley Corp.*+	124,000	634,880
	Reliv International, Inc.+	103,100	520,655
	Rigel Pharmaceuticals, Inc.*+	108,962	2,544,263
	Sciclone Pharmaceuticals, Inc.*+	503,200	568,616
	Sciele Pharma, Inc.	212,800	6,552,112
	Spectrum Pharmaceuticals, Inc.*	223,000	314,430
	Theragenics Corp.*	459,131	1,432,489

			18,575,491

	Real Estate—0.53%
	Consolidated-Tomoka Land Co.+	43,800	1,891,722
	Meruelo Maddux Properties, Inc.*	18,401	22,449
	Stratus Properties, Inc.*+	32,300	888,896

			2,803,067

	Retail—7.80%
	AFC Enterprises, Inc.*	226,280	1,642,793
	Allion Healthcare, Inc.*	314,500	1,871,275
	America’s Car-Mart, Inc.*+	154,500	2,872,155
	Buffalo Wild Wings, Inc.*+	95,000	3,822,800
	Einstein Noah Restaurant Group, Inc.*	95,300	960,624
	EZCORP, Inc., Class A*	294,600	5,538,480

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Retail (continued)
	Famous Dave’s of America, Inc.*	172,400	$1,036,124
	Frisch’s Restaurants, Inc.	47,800	1,085,060
	Fuqi International, Inc.*	157,900	1,286,885
	Hastings Entertainment, Inc.*	79,800	462,042
	Hot Topic, Inc.*	375,258	2,480,455
	Kona Grill, Inc.*	84,655	496,925
	Krispy Kreme Doughnuts, Inc.*+	555,700	1,833,810
	Luby’s, Inc.*	252,700	2,031,708
	PC Mall, Inc.*	97,951	669,005
	PetMed Express, Inc.*+	211,999	3,328,384
	Pricesmart, Inc.+	80,849	1,353,412
	Retail Ventures, Inc.*	175,224	683,374
	Rush Enterprises, Inc., Class A*	65,400	837,120
	Rush Enterprises, Inc., Class B*	65,400	821,424
	Shoe Carnival, Inc.*	77,800	1,274,364
	Sport Supply Group, Inc., Class A+	178,000	1,958,000
	The Finish Line, Inc., Class A	240,324	2,400,837
	The Walking Co. Holdings, Inc.*+	109,000	586,420

			41,333,476

	Savings & Loans—6.00%
	Abington Bancorp, Inc.+	251,680	2,547,002
	American Bancorp of New Jersey	183,800	1,832,486
	Anchor BanCorp Wisconsin, Inc.+	119,553	878,714
	Citizens Community Bancorp, Inc.	90,400	655,400
	Clifton Savings Bancorp, Inc.+	127,300	1,526,327
	ESSA Bancorp, Inc.+	99,884	1,388,388
	Fidelity Bancorp, Inc.	47,512	593,900
	First Financial Holdings, Inc.	82,400	2,157,232
	First Financial Northwest, Inc.+	88,350	911,772
	First Pactrust Bancorp, Inc.	53,800	667,120
	First Place Financial Corp.+	134,000	1,721,900
	Harrington West Financial Group, Inc.+	86,320	366,860
	HMN Financial, Inc.	36,213	448,317
	Home Federal Bancorp, Inc.	90,425	1,152,919
	Legacy Bancorp, Inc.	81,700	1,102,950
	LSB Corp.	76,350	813,127
	OceanFirst Financial Corp.	159,400	2,888,328
	Provident Financial Holdings, Inc.+	41,100	361,680
	Pulaski Financial Corp.	113,193	938,370
	Rainier Pacific Financial Group, Inc.	61,400	270,160
	Rockville Financial, Inc.	78,200	1,231,650
	Rome Bancorp, Inc.	36,219	380,299
	Teche Holding Co.	11,400	361,950
	United Community Financial Corp.+	239,404	1,197,020
	United Financial Bancorp, Inc.	86,641	1,286,619
	United Western Bancorp, Inc.	59,600	745,000
	Westfield Financial, Inc.	279,800	2,881,940
	WSB Holdings, Inc.	95,850	461,997

			31,769,427

	Semiconductors—2.39%
	Amtech Systems, Inc.*+	22,546	209,903
	Anadigics, Inc.*	255,258	717,275
	AuthenTec, Inc.	10,603	22,796
	AXT, Inc.*	354,800	667,024
	Catalyst Semiconductor, Inc.*	123,801	555,867
	CEVA, Inc.*	186,900	1,551,270
	Diodes, Inc.*	24,437	450,863
	GSI Technology, Inc.	1,725	6,158
	Integrated Silicon Solution, Inc.*	297,741	687,782
	IXYS Corp.*	45,110	410,050
	Kopin Corp.*+	445,000	1,388,400
	Microtune, Inc.*+	289,700	776,396
	Pericom Semiconductor Corp.*	249,600	2,620,800
	QuickLogic Corp.*	35,130	36,535
	Ramtron International Corp.*	410,000	1,127,500
	Techwell, Inc.*	154,000	1,452,220

			12,680,839

	Software—2.32%
	Actuate Corp.*	652,030	2,282,105
	AMICAS, Inc.*	46,993	112,783
	Callidus Software, Inc.*	250,100	990,396
	Concur Technologies, Inc.*+	17,600	673,376
	Digi International, Inc.*	112,936	1,151,947
	Double-Take Software, Inc.*	82,231	818,198
	Ebix, Inc.*	7,287	684,686
	Innodata Isogen, Inc.*	191,306	497,396
	Interactive Intelligence, Inc.*+	168,700	1,521,674
	Quality Systems, Inc.+	9,729	411,148
	SeaChange International, Inc.*	237,200	2,291,352
	Smith Micro Software, Inc.*	118,949	844,538

			12,279,599

	Telecommunications—4.25%
	Anaren, Inc.*	55,312	561,417
	Applied Signal Technology, Inc.	77,834	1,352,755
	Bookham, Inc.*	967,100	1,092,823
	Comarco, Inc.*	12,100	15,972
	Communications Systems, Inc.	7,000	74,480
	Globecomm Systems, Inc.*+	256,800	2,244,432
	HickoryTech Corp.	5,895	34,250
	Hypercom Corp.*	12,413	49,652

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company		Shares	Value
	Common Stocks (continued)
	Telecommunications (continued)
	Knology, Inc.*		229,700	$1,853,679
	KVH Industries, Inc.*		208,100	1,912,439
	MRV Communications, Inc.*+		924,835	1,082,057
	Oplink Communications, Inc.*		188,600	2,276,402
	Orbcomm, Inc.*+		287,000	1,414,910
	Parkervision, Inc.*+		208,100	2,081,000
	Soapstone Networks, Inc.*		345,601	1,157,763
	SureWest Communications		64,503	657,931
	Telular Corp.*		240,200	578,882
	Tessco Technologies, Inc.*		111,500	1,427,200
	USA Mobility, Inc.		151,200	1,663,200
	Warwick Valley Telephone Co.		4,400	49,324
	Westell Technologies, Inc., Class A*		544,900	386,879
	WPCS International, Inc.*+		139,000	567,120

				22,534,567

	Textiles—0.11%
	Culp, Inc.*		94,400	558,848

	Transportation—1.37%
	CAI International, Inc.		1,447	16,004
	HUB Group, Inc., Class A*		171,700	6,464,505
	Patriot Transportation Holding, Inc.*+		9,916	783,364

				7,263,873

	Water—0.43%
	Connecticut Water Service, Inc.		48,900	1,415,655
	Middlesex Water Co.		500	8,735
	York Water Co.		68,550	848,649

				2,273,039

	TOTAL COMMON STOCKS—97.03% (Cost $409,469,438)			514,000,479

	EXCHANGE TRADED FUND—1.31%
	iShares Russell Microcap Index Fund+		155,818	6,938,575

	TOTAL EXCHANGE TRADED FUNDS—1.31% (Cost $6,992,476)			6,938,575

		Rate^	Shares	Value
	MONEY MARKET FUND—2.14%
	BlackRock Temp Cash Liquidity Fund Institutional Shares #21	2.43%	11,357,178	11,357,178

	TOTAL MONEY MARKET FUND—2.14% (Cost $11,357,178)			11,357,178

	TOTAL INVESTMENTS—100.48% (Cost $427,819,092)			532,296,232

	Liabilities in Excess of Other Assets—(0.48)%			(2,541,749)

	NET ASSETS—100.00%			$529,754,483

*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2008. Total loaned securities had a market value of $98,747,872 at September 30, 2008.
^	Rate disclosed is as of September 30, 2008.
(a)	Illiquid security.
(b)	Affiliated Company. An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions during the year with companies which are or were affiliates follows:

Name of Issuer	Shares Held as of Beginning of Year	Gross Additions	Gross Reductions	Income	Shares Held as of End of Period	Value as of End of Period
AeroCentury Corp.	85,700	$—		$—	85,700	$1,114,100
Federal Agricultural Mortgage Corp.	83,900	—	—	$8,390.00	83,900	$343,990

	169,600	$—	—	$—	169,600	$1,458,090

See Notes to Schedules of Investments.

BRIDGEWAY MICRO-CAP LIMITED FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—101.23%

	Airlines—1.17%
	Hawaiian Holdings, Inc.*	43,400	$402,752

	Apparel—1.03%
	True Religion Apparel, Inc.*+	13,700	354,145

	Banks—1.70%
	Oriental Financial Group	10,900	194,674
	Southside Bancshares, Inc.	15,400	388,080

			582,754

	Beverages—1.30%
	Boston Beer Co., Inc.*	9,400	446,406

	Building Materials—2.03%
	Comfort Systems USA, Inc.	14,000	187,040
	NCI Building Systems, Inc.*	10,700	339,725
	Trex Co., Inc.*	9,400	170,234

			696,999

	Chemicals—5.47%
	A. Schulman, Inc.	13,900	274,942
	Innophos Holdings, Inc.	19,600	477,848
	Quaker Chemical Corp.	24,000	683,040
	Stepan Co.	8,100	442,017

			1,877,847

	Commercial Services—3.19%
	Corvel Corp.*	12,500	357,625
	Kendle International, Inc.*+	4,100	183,311
	Kenexa Corp.*	2,700	42,633
	Team, Inc.*	9,900	357,588
	TNS, Inc.*	8,000	154,960

			1,096,117

	Computers—1.59%
	Integral Systems, Inc.*	8,800	182,776
	Manhattan Associates, Inc.*	16,200	361,908

			544,684

	Electrical Components & Equipment—1.78%
	Graham Corp.+	6,200	335,420
	Insteel Industries, Inc.+	20,400	277,236

			612,656

	Electronics—6.30%
	Axsys Technologies, Inc.*	21,100	1,243,634
	Badger Meter, Inc.	8,900	417,855
	Coherent, Inc.*	5,500	195,525
	CTS Corp.	15,900	203,202
	Multi-Fineline Electronix, Inc.*+	6,900	102,051

			2,162,267

	Engineering & Construction—3.17%
	ENGlobal Corp.*	27,300	362,271
	Layne Christensen Co.*	4,400	155,892
	Stanley, Inc.*	15,500	572,105

			1,090,268

	Environmental Control—7.44%
	Calgon Carbon Corp.*+	91,800	1,869,048
	Darling International, Inc.*	47,600	528,836
	Metalico, Inc.*+	27,000	159,300

			2,557,184

	Forest Products & Paper—1.05%
	Glatfelter	26,500	358,810

	Hand/Machine Tools—1.39%
	K-Tron International, Inc.*	3,700	476,671

	Healthcare-Products—3.94%
	Cardiac Science Corp.*	3,800	39,368
	CryoLife, Inc.*	51,300	673,056
	Hanger Orthopedic Group, Inc.*	12,600	219,870
	Somanetics Corp.*+	19,200	419,904

			1,352,198

	Healthcare-Services—1.81%
	Life Sciences Research, Inc.*	17,800	623,000

	Insurance—9.44%
	Crawford & Co., Class B*	120,200	1,827,040
	Life Partners Holdings, Inc.+	16,000	575,520
	Meadowbrook Insurance Group, Inc.	57,800	408,068
	Tower Group, Inc.	18,400	433,504

			3,244,132

	Internet—4.19%
	Bidz.com, Inc.*+	31,400	271,924
	EarthLink, Inc.*+	48,600	413,100
	eResearchTechnology, Inc.*	29,900	356,109
	TeleCommunication Systems, Inc., Class A*	57,500	397,325

			1,438,458

	Iron/Steel—0.62%
	Olympic Steel, Inc.	7,200	212,328

	Machinery-Diversified—2.13%
	Altra Holdings, Inc.*	11,400	168,264
	Chart Industries, Inc.*	14,000	399,840
	Columbus McKinnon Corp.*	6,900	162,633

			730,737

	Media—1.02%
	Entravision Communications Corp., Class A*	129,800	349,162

	Metal Fabrication—Hardware—1.50%
	Ampco-Pittsburgh Corp.	6,800	176,120
	CIRCOR International, Inc.	3,700	160,691
	Northwest Pipe Co.*	4,100	178,842

			515,653

	Miscellaneous Manufacturing—3.67%
	AZZ, Inc.*	10,200	421,974
	EnPro Industries, Inc.*	4,900	182,084
	LSB Industries, Inc.*	32,600	451,510
	PMFG, Inc.*	14,200	205,758

			1,261,326

	Oil & Gas—2.94%
	Arena Resources, Inc.*	9,600	372,960
	Gulfport Energy Corp.*+	28,500	286,425
	Warren Resources, Inc.*	35,200	351,296

			1,010,681

	Oil & Gas Services—2.10%
	Dawson Geophysical Co.*	5,500	256,795
	Gulf Island Fabrication, Inc.	9,400	324,018

BRIDGEWAY MICRO-CAP LIMITED FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Oil & Gas Services (continued)
	North American Energy Partners, Inc.*	13,700	$142,069

			722,882

	Pharmaceuticals—4.26%
	Omega Protein Corp.*	25,700	302,232
	Questcor Pharmaceuticals, Inc.*+	157,900	1,160,565

			1,462,797

	Retail—10.74%
	America’s Car-Mart, Inc.*+	9,200	171,028
	Buffalo Wild Wings, Inc.*	18,300	736,392
	EZCORP, Inc., Class A*	52,382	984,782
	Jo-Ann Stores, Inc.*	8,100	169,938
	PetMed Express, Inc.*	27,900	438,030
	Pricesmart, Inc.+	24,700	413,478
	The Finish Line, Inc., Class A	36,800	367,632
	The Wet Seal, Inc., Class A*	112,500	408,375

			3,689,655

	Semiconductors—3.02%
	Conexant Systems, Inc.*	69,900	280,299
	Pericom Semiconductor Corp.*	9,500	99,750
	Standard Microsystems Corp.*	13,900	347,222
	Volterra Semiconductor Corp.*	24,400	310,612

			1,037,883

	Software—6.29%
	Ebix, Inc.*	6,000	563,760
	Open Text Corp.*+	5,400	186,732
	SYNNEX Corp.*	16,000	357,440
	Tyler Technologies, Inc.*	46,800	709,956
	Wind River Systems, Inc.*	34,300	343,000

			2,160,888

	Telecommunications—0.20%
	Preformed Line Products Co.	1,200	70,008

	Transportation—4.32%
	American Commercial Lines, Inc.*+	39,900	424,536
	Gulfmark Offshore, Inc.*	10,898	489,102
	Pacer International, Inc.	20,300	334,341
	Ultrapetrol (Bahamas), Ltd.*+	30,200	237,070

			1,485,049

	Trucking & Leasing—0.43%
	TAL International Group, Inc.	7,100	147,822

	TOTAL COMMON STOCKS—101.23% (Cost $34,663,467)		34,774,219

	TOTAL INVESTMENTS—101.23% (Cost $34,663,467)		34,774,219

	Liabilities in Excess of Other Assets—(1.23)%		(423,369)

	NET ASSETS—100.00%		$34,350,850

*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2008. Total loaned securities had a market value of $5,777,292 at September 30, 2008.

See Notes to Schedules of Investments.

BRIDGEWAY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—99.87%

	Aerospace/Defense—0.10%
	AAR Corp.*	7,429	$123,247

	Apparel—0.14%
	Warnaco Group, Inc.*	3,600	163,044

	Auto Parts & Equipment—1.65%
	Fuel Systems Solutions, Inc.*	57,700	1,987,765

	Beverages—0.63%
	Boston Beer Co., Inc.*	16,000	759,840

	Biotechnology—5.34%
	Invitrogen Corp.*+	32,800	1,239,840
	OSI Pharmaceuticals, Inc.*+	105,800	5,214,882

			6,454,722

	Chemicals—3.83%
	Albemarle Corp.	18,000	555,120
	Innophos Holdings, Inc.	47,700	1,162,926
	Lubrizol Corp.	6,000	258,840
	Quaker Chemical Corp.	46,200	1,314,852
	Stepan Co.	24,451	1,334,291

			4,626,029

	Coal—2.37%
	Alpha Natural Resources, Inc.*+	32,400	1,666,332
	Penn Virginia GP Holdings LP	57,200	1,194,908

			2,861,240

	Commercial Services—5.84%
	FTI Consulting, Inc.*	6,065	438,136
	Geo Group, Inc.*	74,000	1,495,540
	ICF International, Inc.*	33,000	651,750
	MPS Group, Inc.*	109,500	1,103,760
	PAREXEL International Corp.*	51,200	1,467,392
	Strayer Education, Inc.	6,227	1,247,019
	Watson Wyatt Worldwide, Inc., Class A	13,000	646,490

			7,050,087

	Computers—5.07%
	Cognizant Technology Solutions Corp., Class A*	72,880	1,663,850
	Integral Systems, Inc.*	118,800	2,467,476
	Manhattan Associates, Inc.*	89,490	1,999,207

			6,130,533

	Distribution/Wholesale—1.18%
	LKQ Corp.*	83,900	1,423,783

	Diversified Financial Services—0.37%
	IntercontinentalExchange, Inc.*	5,600	451,808

	Electrical Components & Equipment—3.79%
	EnerSys*+	45,100	888,921
	General Cable Corp.*	46,200	1,646,106
	GrafTech International, Ltd.*	92,322	1,394,985
	Graham Corp.	12,000	649,200

			4,579,212

	Electronics—2.61%
	Axsys Technologies, Inc.*	53,500	3,153,290

	Engineering & Construction—2.09%
	Layne Christensen Co.*	28,500	1,009,755
	VSE Corp.	44,900	1,514,477

			2,524,232

	Environmental Control—2.71%
	Calgon Carbon Corp.*	105,300	2,143,908
	Metalico, Inc.*+	191,640	1,130,676

			3,274,584

	Food—1.69%
	Cal-Maine Foods, Inc.+	74,560	2,045,926

	Hand/Machine Tools—1.87%
	Baldor Electric Co.+	78,400	2,258,704

	Healthcare-Products—5.83%
	CryoLife, Inc.*	104,463	1,370,554
	Gen-Probe, Inc.*	13,400	710,870
	Hologic, Inc.*	60,000	1,159,800
	Intuitive Surgical, Inc.*	4,200	1,012,116
	Qiagen NV*+	77,256	1,524,261
	Thoratec Corp.*	48,300	1,267,875

			7,045,476

	Healthcare-Services—2.63%
	Almost Family, Inc.*	66,800	2,641,940
	Life Sciences Research, Inc.*	15,386	538,510

			3,180,450

	Insurance—0.09%
	Crawford & Co., Class B*	6,900	104,880

	Internet—3.76%
	eResearchTechnology, Inc.*	106,500	1,268,415
	Interwoven, Inc.*	181,300	2,559,956
	Priceline.Com, Inc.*	10,500	718,515

			4,546,886

	Machinery-Construction & Mining—1.06%
	Bucyrus International, Inc., Class A	28,700	1,282,316

	Machinery-Diversified—3.93%
	Gardner Denver, Inc.*	40,000	1,388,800
	Middleby Corp.*+	35,200	1,911,712
	Westinghouse Air Brake Technologies Corp.	28,200	1,444,686

			4,745,198

	Metal Fabrication - Hardware—1.47%
	Valmont Industries, Inc.	21,500	1,777,835

	Mining—1.77%
	Compass Minerals International, Inc.	40,900	2,142,751

	Miscellaneous Manufacturing—2.02%
	AZZ, Inc.*	15,303	633,085
	Trinity Industries, Inc.+	70,050	1,802,387

			2,435,472

	Oil & Gas—7.36%
	Arena Resources, Inc.*	67,400	2,618,490
	GeoResources, Inc.+	133,000	1,524,180
	GMX Resources, Inc.*+	17,600	841,280
	Gulfport Energy Corp.*+	29,765	299,138
	Mariner Energy, Inc.*	54,300	1,113,150
	Rosetta Resources, Inc.*	94,300	1,731,348
	Swift Energy Co.*	19,641	759,911

			8,887,497

	Oil & Gas Services—7.36%
	Bolt Technology Corp.*+	119,277	1,725,938
	Dawson Geophysical Co.*	12,000	560,280

BRIDGEWAY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Oil & Gas Services (continued)
	Dril-Quip, Inc.*	18,300	$794,037
	FMC Technologies, Inc.*	14,030	653,097
	Gulf Island Fabrication, Inc.	34,500	1,189,215
	Mitcham Industries, Inc.*	77,800	785,002
	Natural Gas Services Group, Inc.	20,300	354,641
	Oceaneering International, Inc.*	13,000	693,160
	Superior Energy Services*	68,600	2,136,204

			8,891,574

	Packaging & Containers—0.39%
	Owens-Illinois, Inc.*	16,100	473,340

	Pharmaceuticals—3.00%
	Omega Protein Corp.*	97,600	1,147,776
	Questcor Pharmaceuticals, Inc.*+	337,700	2,482,095

			3,629,871

	Retail—9.03%
	Aeropostale, Inc.*	15,900	510,549
	Cash America International, Inc.	49,800	1,794,792
	EZCORP, Inc., Class A*	5,000	94,000
	Guess ?, Inc.+	132,600	4,613,154
	Gymboree Corp.*	43,100	1,530,050
	MSC Industrial Direct Co., Class A	30,200	1,391,314
	Pricesmart, Inc.	58,500	979,290

			10,913,149

	Semiconductors—0.94%
	QLogic Corp.*	73,900	1,135,104

	Software—1.18%
	Informatica Corp.*	101,900	1,323,681
	SkillSoft PLC*	9,679	101,242

			1,424,923

	Telecommunications—3.11%
	Comtech Telecommunications Corp.*	16,687	821,668
	Infinera Corp.*+	135,500	1,295,380
	JDS Uniphase Corp.*	98,900	836,694
	Tekelec*	57,720	807,503

			3,761,245

	Transportation—3.55%
	Gulfmark Offshore, Inc.*	15,050	675,444
	Kirby Corp.*+	44,000	1,669,360
	Tidewater, Inc.	35,000	1,937,600

			4,282,404

	Trucking & Leasing—0.11%
	TAL International Group, Inc.	6,325	131,686

	TOTAL COMMON STOCKS—99.87% (Cost $121,706,556)		120,660,103

	TOTAL INVESTMENTS—99.87% (Cost $121,706,556)		120,660,103

	Other Assets in Excess of Liabilities—0.13%		152,695

	NET ASSETS—100.00%		$120,812,798

*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2008. Total loaned securities had a market value of $23,444,302 at September 30, 2008.

See Notes to Schedules of Investments.

BRIDGEWAY SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—99.89%

	Aerospace/Defense—0.13%
	AAR Corp.*	20,921	$347,079

	Agriculture—0.17%
	Andersons, Inc.	13,300	468,426

	Airlines—1.34%
	Hawaiian Holdings, Inc.*	386,500	3,586,720

	Apparel—2.91%
	Quiksilver, Inc.*	341,300	1,959,062
	Warnaco Group, Inc.*	129,100	5,846,939

			7,806,001

	Auto Parts & Equipment—2.11%
	ATC Technology Corp.*	105,000	2,492,700
	Federal-Mogul Corp.*	251,600	3,157,580

			5,650,280

	Beverages—0.66%
	PepsiAmericas, Inc.	85,100	1,763,272

	Biotechnology—3.06%
	Celera Corp.*+	338,300	5,226,735
	Invitrogen Corp.*+	78,600	2,971,080

			8,197,815

	Building Materials—2.77%
	Comfort Systems USA, Inc.	178,780	2,388,501
	Gibraltar Industries, Inc.+	121,400	2,271,394
	NCI Building Systems, Inc.*	87,100	2,765,425

			7,425,320

	Chemicals—3.25%
	A. Schulman, Inc.	141,600	2,800,848
	Hercules, Inc.+	70,000	1,385,300
	Terra Industries, Inc.	154,000	4,527,600

			8,713,748

	Commercial Services—1.78%
	ICF International, Inc.*	115,846	2,287,959
	MPS Group, Inc.*	246,500	2,484,720

			4,772,679

	Distribution/Wholesale—0.47%
	United Stationers, Inc.*	26,300	1,257,929

	Diversified Financial Services—2.10%
	Knight Capital Group, Inc., Class A*	165,600	2,460,816
	LaBranche & Co., Inc.*	705,200	3,173,400

			5,634,216

	Electric Utilities—4.90%
	Central Vermont Public Service Corp.	117,010	2,742,714
	El Paso Electric Co.*	130,500	2,740,500
	Hawaiian Electric Industries, Inc.+	126,100	3,658,161
	MGE Energy, Inc.	96,300	3,423,465
	NorthWestern Corp.	23,400	588,042

			13,152,882

	Electrical Components & Equipment—2.47%
	Belden, Inc.	50,000	1,590,500
	Capstone Turbine Corp.*+	801,000	1,033,290
	General Cable Corp.*+	112,200	3,997,686

			6,621,476

	Electronics—0.87%
	Multi-Fineline Electronix, Inc.*+	157,600	2,330,904

	Engineering & Construction—2.31%
	EMCOR Group, Inc.*+	161,000	4,237,520
	Perini Corp.*	76,400	1,970,356

			6,207,876

	Environmental Control—0.20%
	Metalico, Inc.*+	89,300	526,870

	Food—4.21%
	Cal-Maine Foods, Inc.+	147,900	4,058,376
	Corn Products International, Inc.	75,000	2,421,000
	Spartan Stores, Inc.	193,300	4,809,304

			11,288,680

	Forest Products & Paper—1.07%
	Glatfelter	212,300	2,874,542

	Gas—1.43%
	The Laclede Group, Inc.+	79,000	3,830,710

	Healthcare-Products—0.86%
	Cyberonics, Inc.*+	135,100	2,296,700

	Healthcare-Services—5.57%
	AMERIGROUP Corp.*	115,700	2,921,425
	Gentiva Health Services, Inc.*	69,300	1,866,942
	HealthSpring, Inc.*	196,000	4,147,360
	Kindred Healthcare, Inc.*	125,900	3,471,063
	Triple-S Management Corp., Class B*+	155,600	2,534,724

			14,941,514

	Insurance—4.94%
	American Physicians Capital, Inc.	88,500	3,746,205
	Amerisafe, Inc.*	204,747	3,726,395
	AmTrust Financial Services, Inc.+	176,600	2,399,994
	Navigators Group, Inc.*	13,600	788,800
	Tower Group, Inc.+	110,000	2,591,600

			13,252,994

	Internet—1.52%
	EarthLink, Inc.*	369,600	3,141,600
	United Online, Inc.	98,448	926,396

			4,067,996

	Iron/Steel—3.59%
	AK Steel Holding Corp.	85,000	2,203,200
	Cleveland-Cliffs, Inc.	87,200	4,616,368
	Olympic Steel, Inc.	52,300	1,542,327
	Steel Dynamics, Inc.	74,800	1,278,332

			9,640,227

	Leisure Time—1.12%
	Callaway Golf Co.+	213,300	3,001,131

	Machinery-Diversified—4.90%
	Columbus McKinnon Corp.*	111,100	2,618,627
	Gardner Denver, Inc.*	112,400	3,902,528
	Robbins & Myers, Inc.	214,000	6,619,020

			13,140,175

	Metal Fabrication - Hardware—0.39%
	Worthington Industries, Inc.	70,800	1,057,752

	Miscellaneous Manufacturing—2.34%
	EnPro Industries, Inc.*	77,200	2,868,752
	Koppers Holdings, Inc.	74,000	2,768,340
	LSB Industries, Inc.*	47,000	650,950

			6,288,042

BRIDGEWAY SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)

	Office Furnishing—0.77%
	Herman Miller, Inc.	55,162	$1,349,814
	Knoll, Inc.	46,700	706,104

			2,055,918

	Oil & Gas—6.67%
	Approach Resources, Inc.*	71,997	1,041,077
	ATP Oil & Gas Corp.*+	109,900	1,957,319
	Callon Petroleum Co.*	119,600	2,156,388
	Energy Partners, Ltd.*	93,300	808,911
	McMoRan Exploration Co.*+	193,400	4,571,976
	Rosetta Resources, Inc.*	116,400	2,137,104
	Stone Energy Corp.*	77,100	3,263,643
	Swift Energy Co.*	50,700	1,961,583

			17,898,001

	Oil & Gas Services—3.64%
	Dril-Quip, Inc.*	58,900	2,555,671
	Hornbeck Offshore Services, Inc.*+	138,200	5,337,284
	Oil States International, Inc.*	53,300	1,884,155

			9,777,110

	Packaging & Containers—2.27%
	Greif, Inc., Class A	52,200	3,425,364
	Packaging Corp. of America	8,000	185,440
	Rock-Tenn Co., Class A	61,797	2,470,644

			6,081,448

	Retail—10.23%
	Big Lots, Inc.*+	128,500	3,576,155
	CEC Entertainment, Inc.*	90,400	3,001,280
	Charming Shoppes, Inc.*+	646,000	3,158,940
	EZCORP, Inc., Class A*	396,000	7,444,800
	Genesco, Inc.+	75,429	2,525,363
	Jo-Ann Stores, Inc.*	81,480	1,709,450
	The Children’s Place Retail Stores, Inc.*	109,600	3,655,160
	The Finish Line, Inc., Class A	236,200	2,359,638

			27,430,786

	Semiconductors—0.31%
	Standard Microsystems Corp.*	32,897	821,767

	Software—2.41%
	Compuware Corp.*	375,100	3,634,719
	SYNNEX Corp.*+	126,500	2,826,010

			6,460,729

	Telecommunications—0.49%
	Anixter International, Inc.*+	18,000	1,071,180
	UTStarcom, Inc.*+	75,000	252,750

			1,323,930

	Textiles—1.74%
	UniFirst Corp.	108,300	4,666,647

	Toys/Games/Hobbies—1.24%
	Hasbro, Inc.+	95,900	3,329,648

	Transportation—6.68%
	Gulfmark Offshore, Inc.*	64,945	2,914,732
	HUB Group, Inc., Class A*	107,400	4,043,610
	Kirby Corp.*+	110,200	4,180,988
	Overseas Shipholding Group, Inc.	32,400	1,889,244
	Pacer International, Inc.	67,700	1,115,019
	Ryder System, Inc.	43,000	2,666,000
	Tidewater, Inc.	20,000	1,107,200

			17,916,793

	TOTAL COMMON STOCKS—99.89% (Cost $272,129,470)		267,906,733

	TOTAL INVESTMENTS—99.89% (Cost $272,129,470)		267,906,733

	Other Assets in Excess of Liabilities—0.11%		305,182

	NET ASSETS—100.00%		$268,211,915

*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2008. Total loaned securities had a market value of $65,082,433 at September 30, 2008.

See Notes to Schedules of Investments.

BRIDGEWAY LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS—100.13%

	Aerospace/Defense—0.72%
	L-3 Communications Holdings, Inc.	2,000	$196,640
	Rockwell Collins, Inc.	18,300	880,047

			1,076,687

	Banks—3.35%
	Bank of America Corp.	23,700	829,500
	State Street Corp.+	22,700	1,291,176
	US Bancorp+	81,000	2,917,620

			5,038,296

	Beverages—2.89%
	Coca-Cola Co.	59,300	3,135,784
	PepsiCo., Inc.	16,900	1,204,463

			4,340,247

	Biotechnology—4.83%
	Biogen Idec, Inc.*	50,200	2,524,558
	Celgene Corp.*	24,900	1,575,672
	Gilead Sciences, Inc.*	69,240	3,155,959

			7,256,189

	Chemicals—9.52%
	CF Industries Holdings, Inc.	20,500	1,874,930
	Monsanto Co.	32,700	3,236,646
	Potash Corp. of Saskatchewan, Inc.	24,100	3,181,441
	Praxair, Inc.	39,100	2,805,034
	The Mosaic Co.	47,300	3,218,292

			14,316,343

	Coal—0.66%
	Massey Energy Co.	27,800	991,626

	Commercial Services—2.25%
	MasterCard, Inc., Class A+	10,000	1,773,300
	Paychex, Inc.	48,700	1,608,561

			3,381,861

	Computers—7.30%
	Apple, Inc.*	25,200	2,864,232
	EMC Corp.*+	178,400	2,133,664
	Hewlett-Packard Co.	68,600	3,172,064
	International Business Machines Corp.	24,000	2,807,040

			10,977,000

	Diversified Financial Services—2.41%
	Charles Schwab Corp.	136,400	3,546,400
	IntercontinentalExchange, Inc.*	1,000	80,680

			3,627,080

	Electric Utilities—0.56%
	Allegheny Energy, Inc.	22,900	842,033

	Electronics—0.58%
	Waters Corp.*	14,900	866,882

	Energy-Alternative Sources—0.83%
	First Solar Inc.*	6,600	1,246,806

	Engineering & Construction—0.78%
	Jacobs Engineering Group, Inc.*	21,600	1,173,096

	Healthcare-Products—7.43%
	CR Bard, Inc.	1,800	170,766
	Intuitive Surgical, Inc.*	12,900	3,108,642
	Johnson & Johnson	27,300	1,891,344
	Medtronic, Inc.	4,400	220,440
	St. Jude Medical, Inc.*	77,100	3,353,079
	Stryker Corp.	38,800	2,417,240

			11,161,511

	Internet—4.88%
	Amazon.com, Inc.*	41,900	3,048,644
	eBay, Inc.*	100,200	2,242,476
	Google, Inc., Class A*	5,100	2,042,652

			7,333,772

	Machinery-Diversified—3.76%
	AGCO Corp.*	41,100	1,751,271
	Cummins, Inc.	45,100	1,971,772
	Deere & Co.	12,500	618,750
	Flowserve Corp.	14,800	1,313,796

			5,655,589

	Media—1.11%
	Comcast Corp., Class A	33,100	649,753
	Walt Disney Co.	33,200	1,018,908

			1,668,661

Metal Fabrication—Hardware—1.24%
	Precision Castparts Corp.	23,700	1,867,086

	Miscellaneous Manufacturing—1.67%
	Danaher Corp.	14,800	1,027,120
	Dover Corp.	15,700	636,635
	Illinois Tool Works, Inc.	19,000	844,550

			2,508,305

	Oil & Gas—12.78%
	ConocoPhillips	3,607	264,213
	Diamond Offshore Drilling, Inc.	22,900	2,360,074
	EOG Resources, Inc.	34,600	3,095,316
	Exxon Mobil Corp.	33,800	2,624,908
	Murphy Oil Corp.	42,600	2,732,364
	Noble Corp.	34,400	1,510,160
	Noble Energy, Inc.	17,900	995,061
	Occidental Petroleum Corp.	31,300	2,205,085
	Plains Exploration & Production Co.*	37,300	1,311,468
	XTO Energy, Inc.	45,332	2,108,844

			19,207,493

	Oil & Gas Services—5.14%
	Baker Hughes, Inc.	22,700	1,374,258
	Cameron International Corp.*	41,800	1,610,972
	FMC Technologies, Inc.*	30,900	1,438,395
	National Oilwell Varco, Inc.*	30,400	1,526,992
	Smith International, Inc.	30,200	1,770,928

			7,721,545

	Packaging & Containers—1.32%
	Owens-Illinois, Inc.*	67,400	1,981,560

	Pharmaceuticals—6.61%
	Bristol-Myers Squibb Co.	162,700	3,392,295
	Express Scripts, Inc.*	35,900	2,650,138
	Merck & Co., Inc.	50,800	1,603,248
	Pfizer, Inc.	7,200	132,768
	Schering-Plough Corp.	116,800	2,157,296

			9,935,745

	Pipelines—1.66%
	The Williams Cos., Inc.	105,666	2,499,001

	Retail—3.22%
	CVS Caremark Corp.	3,340	112,425

BRIDGEWAY LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
	Retail (continued)
	GameStop Corp., Class A*+	45,300	$1,549,713
	Tiffany & Co.+	41,200	1,463,424
	Urban Outfitters, Inc.*	53,600	1,708,232

			4,833,794

	Software—5.08%
	Adobe Systems, Inc.*	10,000	394,700
	CA, Inc.	35,000	698,600
	Microsoft Corp.	116,200	3,101,378
	Oracle Corp.*	169,200	3,436,452

			7,631,130

	Telecommunications—5.42%
	AT&T, Inc.	83,800	2,339,696
	Cisco Systems, Inc.*	119,200	2,689,152
	Harris Corp.	22,100	1,021,020
	Juniper Networks, Inc.*	53,900	1,135,673
	NII Holdings, Inc.*	25,300	959,376

			8,144,917

	Transportation—2.13%
	CH Robinson Worldwide, Inc.	22,200	1,131,312
	Union Pacific Corp.	29,100	2,070,756

			3,202,068

	TOTAL COMMON STOCKS—100.13% (Cost $162,265,007)		150,486,323

	TOTAL INVESTMENTS—100.13% (Cost $162,265,007)		150,486,323

	Liabilities in Excess of Other Assets—(0.13)%		(196,635)

	NET ASSETS—100.00%		$150,289,688

+	This security or a portion of the security is out on loan at September 30, 2008. Total loaned securities had a market value of $7,672,732 at September 30, 2008.
*	Non Income Producing Security.

See Notes to Schedules of Investments.

BRIDGEWAY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS—99.71%

	Aerospace/Defense—6.92%
	Lockheed Martin Corp.	18,300	$2,006,961
	Raytheon Co.	20,000	1,070,200

			3,077,161

	Agriculture—0.72%
	Bunge, Ltd.+	5,100	322,218

	Banks—4.35%
	Bank of America Corp.	27,508	962,780
	US Bancorp	27,000	972,540

			1,935,320

	Beverages—1.17%
	Pepsi Bottling Group, Inc.	17,900	522,143

	Biotechnology—1.70%
	Amgen, Inc.*	12,800	758,656

	Chemicals—4.28%
	Dow Chemical Co.	12,400	394,072
	EI du Pont de Nemours & Co.	37,500	1,511,250

			1,905,322

	Coal—0.59%
	Alpha Natural Resources, Inc.*	5,100	262,293

	Commercial Services—1.65%
	RR Donnelley & Sons Co.	30,000	735,900

	Computers—10.34%
	Hewlett-Packard Co.	50,600	2,339,744
	International Business Machines Corp.	14,800	1,731,008
	Western Digital Corp.*	24,800	528,736

			4,599,488

	Electric Utilities—4.30%
	American Electric Power Co., Inc.	24,000	889,920
	Duke Energy Corp.	26,100	454,923
	Southern Co.	15,050	567,234

			1,912,077

	Healthcare-Services—3.02%
	Aetna, Inc.	22,600	816,086
	CIGNA Corp.	15,500	526,690

			1,342,776

	Insurance—9.77%
	Aflac, Inc.+	15,000	881,250
	Berkshire Hathaway, Inc., Class B*	280	1,230,600
	Chubb Corp.	19,700	1,081,530
	MetLife, Inc.	20,600	1,153,600

			4,346,980

	Internet—1.07%
	Expedia, Inc.*	31,500	475,965

	Machinery-Construction & Mining—1.47%
	Caterpillar, Inc.	11,000	655,600

	Machinery-Diversified—1.01%
	AGCO Corp.*	10,500	447,405

	Media—3.23%
	Walt Disney Co.	46,900	1,439,361

	Mining—1.67%
	Southern Copper Corp.+	39,000	744,120

	Miscellaneous Manufacturing—5.15%
	Eaton Corp.	10,900	612,362
	Honeywell International, Inc.	20,000	831,000
	Parker Hannifin Corp.	5,250	278,250
	Textron, Inc.	19,400	568,032

			2,289,644

	Oil & Gas—14.54%
	Chesapeake Energy Corp.	22,000	788,920
	Chevron Corp.	18,514	1,527,035
	ConocoPhillips	21,600	1,582,200
	Exxon Mobil Corp.	21,600	1,677,456
	Hess Corp.	6,900	566,352
	Noble Energy, Inc.	5,900	327,981

			6,469,944

	Packaging & Containers—0.86%
	Owens-Illinois, Inc.*	13,000	382,200

	Pharmaceuticals—13.21%
	Bristol-Myers Squibb Co.	75,000	1,563,750
	Express Scripts, Inc.*	15,000	1,107,300
	Medco Health Solutions, Inc.*+	40,000	1,800,000
	Pfizer, Inc.	76,200	1,405,128

			5,876,178

	Pipelines—0.31%
	Spectra Energy Corp.	5,800	138,040

	Retail—0.87%
	CVS Caremark Corp.	11,480	386,417

	Telecommunications—7.51%
	AT&T, Inc.	58,792	1,641,472
	Verizon Communications, Inc.	53,030	1,701,733

			3,343,205

	TOTAL COMMON STOCKS—99.71% (Cost $42,088,709)		44,368,413

	TOTAL INVESTMENTS—99.71% (Cost $42,088,709)		44,368,413

	Other Assets in Excess of Liabilities—0.29%		129,144

	NET ASSETS—100.00%		$44,497,557

+	This security or a portion of the security is out on loan at September 30, 2008. Total loaned securities had a market value of $3,698,972 at September 30, 2008.
*	Non Income Producing Security.

See Notes to Schedules of Investments.

BRIDGEWAY BLUE CHIP 35 INDEX FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS—99.83%

	Aerospace/Defense—2.54%
	United Technologies Corp.	95,180	$5,716,511

	Banks—8.42%
	Bank of America Corp.	260,108	9,103,780
	Wells Fargo & Co.+	261,559	9,816,309

			18,920,089

	Beverages—5.96%
	Coca-Cola Co.	126,957	6,713,486
	PepsiCo., Inc.	93,850	6,688,690

			13,402,176

	Biotechnology—2.94%
	Genentech, Inc.*	74,515	6,607,990

	Chemicals—2.19%
	Monsanto Co.	49,800	4,929,204

	Commercial Services—2.17%
	Visa, Inc., Class A	79,400	4,874,366

	Computers—7.96%
	Apple, Inc.*	33,450	3,801,927
	Hewlett-Packard Co.	156,600	7,241,184
	International Business Machines Corp.	58,442	6,835,376

			17,878,487

	Cosmetics/Personal Care—3.26%
	Procter & Gamble Co.	105,226	7,333,200

	Diversified Financial Services—7.90%
	Citigroup, Inc.	405,649	8,319,861
	JPMorgan Chase & Co.	201,795	9,423,826

			17,743,687

	Healthcare-Products—3.32%
	Johnson & Johnson	107,652	7,458,131

	Insurance—3.58%
	American International Group, Inc.+	261,736	871,581
	Berkshire Hathaway, Inc., Class B*	1,630	7,163,850

			8,035,431

	Internet—2.19%
	Google, Inc., Class A*	12,270	4,914,380

	Miscellaneous Manufacturing—2.60%
	General Electric Co.	229,443	5,850,797

	Oil & Gas—9.56%
	Chevron Corp.	73,895	6,094,860
	ConocoPhillips	78,715	5,765,874
	Exxon Mobil Corp.	63,587	4,938,166
	Occidental Petroleum Corp.	66,400	4,677,880

			21,476,780

	Oil & Gas Services—2.05%
	Halliburton Co.	142,400	4,612,336

	Pharmaceuticals—8.68%
	Abbott Laboratories	130,700	7,525,706
	Merck & Co., Inc.	183,735	5,798,677
	Pfizer, Inc.	335,844	6,192,963

			19,517,346

	Retail—5.52%
	CVS Caremark Corp.	159,000	5,351,940
	Wal-Mart Stores, Inc.	117,719	7,050,191

			12,402,131

	Semiconductors—2.23%
	Intel Corp.	267,343	5,007,334

	Software—5.67%
	Microsoft Corp.	226,645	6,049,155
	Oracle Corp.*	329,713	6,696,471

			12,745,626

	Telecommunications—8.13%
	AT&T, Inc.	205,525	5,738,258
	Cisco Systems, Inc.*	275,704	6,219,882
	FairPoint Communications, Inc.+	2,823	24,476
	Verizon Communications, Inc.	195,589	6,276,451

			18,259,067

	Transportation—2.96%
	United Parcel Service, Inc., Class B	105,663	6,645,146

	TOTAL COMMON STOCKS—99.83% (Cost $242,227,946)		224,330,215

	TOTAL INVESTMENTS—99.83% (Cost $242,227,946)		224,330,215

	Other Assets in Excess of Liabilities—0.17%		382,150

	NET ASSETS—100.00%		$224,712,365

+	This security or a portion of the security is out on loan at September 30, 2008. Total loaned securities had a market value of $6,472,103 at September 30, 2008.
*	Non Income Producing Security.

See Notes to Schedules of Investments.

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS—58.16%

	Advertising—0.12%
	Omnicom Group, Inc.#	2,000	$77,120

	Aerospace/Defense—1.19%
	General Dynamics Corp.	1,400	103,068
	Goodrich Corp.	1,800	74,880
	Lockheed Martin Corp.	3,470	380,555
	Northrop Grumman Corp.	2,200	133,188
	United Technologies Corp.	1,740	104,504

			796,195

	Agriculture—0.51%
	Archer-Daniels-Midland Co.#	15,600	341,796

	Apparel—0.33%
	Coach, Inc.*	4,600	115,184
	NIKE, Inc., Class B#+	1,600	107,040

			222,224

	Auto Parts & Equipment—0.14%
	Johnson Controls, Inc.#	2,340	70,972
	WABCO Holdings, Inc.	600	21,324

			92,296

	Banks—5.26%
	Bank of America Corp.#	39,100	1,368,500
	Bank of New York Mellon Corp.	8,032	261,683
	KeyCorp.#+	5,400	64,476
	Northern Trust Corp.	2,900	209,380
	State Street Corp.#+	3,300	187,704
	SunTrust Banks, Inc.+	3,200	143,968
	US Bancorp#+	25,300	911,306
	Wachovia Corp.#	17,389	60,861
	Wells Fargo & Co.#+	8,200	307,746

			3,515,624

	Beverages—1.10%
	Brown-Forman Corp., Class B	1,800	129,258
	Coca-Cola Co.+	3,900	206,232
	Pepsi Bottling Group, Inc.#	4,400	128,348
	PepsiCo., Inc.	3,800	270,826

			734,664

	Biotechnology—1.05%
	Biogen Idec, Inc.*	2,200	110,638
	Genzyme Corp.*	1,800	145,602
	Gilead Sciences, Inc.#*	9,800	446,684

			702,924

	Chemicals—5.24%
	CF Industries Holdings, Inc.#	7,200	658,512
	Dow Chemical Co.#+	16,600	527,548
	Monsanto Co.#+	4,700	465,206
	Potash Corp. of Saskatchewan, Inc.#	1,000	132,010
	Sherwin-Williams Co.	3,500	200,060
	Sigma-Aldrich Corp.	2,900	152,018
	The Mosaic Co.#	7,100	483,084
	Terra Industries, Inc.#	30,000	882,000

			3,500,438

	Coal—0.59%
	Massey Energy Co.#	8,900	317,463
	Peabody Energy Corp.	1,700	76,500

			393,963

	Commercial Services—0.65%
	Automatic Data Processing, Inc.#	3,700	158,175
	Equifax, Inc.	2,600	89,570
	Moody’s Corp.+	800	27,200
	Paychex, Inc.#	2,200	72,666
	Robert Half International, Inc.	600	14,850
	Western Union Co.	3,000	74,010

			436,471

	Computers—2.15%
	Apple, Inc.#*	5,200	591,032
	Hewlett-Packard Co.#	7,800	360,672
	International Business Machines Corp.	1,000	116,960
	NCR Corp.*	6,300	138,915
	NetApp, Inc.*	5,800	105,734
	Teradata Corp.#*	6,300	122,850

			1,436,163

	Cosmetics/Personal Care—1.03%
	Colgate-Palmolive Co.#	4,400	331,540
	Estee Lauder Cos., Inc., Class A#	1,600	79,856
	Procter & Gamble Co.#	4,000	278,760

			690,156

	Distribution/Wholesale—0.07%
	WW Grainger, Inc.	500	43,485

	Diversified Financial Services—2.83%
	Ameriprise Financial, Inc.	2,780	106,196
	Charles Schwab Corp.	9,700	252,200
	Citigroup, Inc.#	35,100	719,901
	Discover Financial Services+	1,550	21,421
	E*Trade Financial Corp.*+	11,400	31,920
	Franklin Resources, Inc.#	2,800	246,764
	Goldman Sachs Group, Inc.#	1,100	140,800
	Merrill Lynch & Co., Inc.#	1,000	25,300
	Morgan Stanley#	3,000	69,000
	SLM Corp.*	810	9,995
	T Rowe Price Group, Inc.#+	5,000	268,550

			1,892,047

	Electric Utilities—1.09%
	AES Corp.*	14,100	164,829
	Allegheny Energy, Inc.	2,300	84,571
	Dominion Resources, Inc.	5,620	240,424
	Exelon Corp.	1,100	68,882
	Public Service Enterprise Group, Inc.	5,100	167,229

			725,935

	Electrical Components & Equipment—0.22%
	Emerson Electric Co.	3,600	146,844

	Electronics—0.26%
	Agilent Technologies, Inc.*	1,500	44,490

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Electronics (continued)
	Thermo Fisher Scientific, Inc.*+	2,300	$126,500

			170,990

	Engineering & Construction—0.13%
	Fluor Corp.	1,600	89,120

	Entertainment—0.03%
	International Game Technology#	1,200	20,616

	Environmental Control—0.03%
	Allied Waste Industries, Inc.*	1,800	19,998

	Food—0.82%
	Campbell Soup Co.	3,200	123,520
	Kraft Foods, Inc., Class A	3,400	111,350
	Kroger Co.+	3,800	104,424
	Safeway, Inc.#	8,700	206,364

			545,658

	Forest Products & Paper—0.18%
	International Paper Co.#+	4,500	117,810

	Gas—0.53%
	Nicor, Inc.+	1,200	53,220
	Sempra Energy#	6,000	302,820

			356,040

	Healthcare-Products—3.14%
	Baxter International, Inc.	6,500	426,595
	Becton Dickinson & Co.	3,420	274,489
	CR Bard, Inc.	2,600	246,662
	Hospira, Inc.#*	7,700	294,140
	Medtronic, Inc.	1,000	50,100
	St. Jude Medical, Inc.#*	11,080	481,869
	Stryker Corp.#	5,260	327,698

			2,101,553

	Healthcare-Services—0.63%
	Aetna, Inc.	1,800	64,998
	CIGNA Corp.	2,700	91,746
	Humana, Inc.*	1,000	41,200
	Laboratory Corp. of America Holdings#*	800	55,600
	Quest Diagnostics, Inc.	1,500	77,505
	UnitedHealth Group, Inc.	3,600	91,404

			422,453

	Household Products/Wares—0.41%
	Clorox Co.#	1,530	95,916
	Kimberly-Clark Corp.#	2,700	175,068

			270,984

	Insurance—3.00%
	ACE, Ltd.	1,400	75,782
	Aflac, Inc.+	800	47,000
	Allstate Corp.#	1,000	46,120
	AON Corp.	3,500	157,360
	Berkshire Hathaway, Inc., Class B*	120	527,400
	Chubb Corp.	4,500	247,050
	Genworth Financial, Inc., Class A#	2,600	22,386
	Hartford Financial Services Group, Inc.	900	36,891
	MetLife, Inc.	4,600	257,600
	Principal Financial Group, Inc.#	4,700	204,403
	Progressive Corp.	5,520	96,048
	Prudential Financial, Inc.	1,200	86,400
	Travelers Cos., Inc.#	4,500	203,400

			2,007,840

	Internet—0.95%
	Amazon.com, Inc.*	3,100	225,556
	eBay, Inc.*	6,900	154,422
	Google, Inc., Class A*	600	240,312
	Yahoo!, Inc.*	1,000	17,300

			637,590

	Iron/Steel—0.54%
	Cleveland-Cliffs, Inc.	4,800	254,112
	United States Steel Corp.	1,400	108,654

			362,766

	Leisure Time—0.16%
	Harley-Davidson, Inc.	2,900	108,170

	Lodging—0.06%
	Marriott International, Inc., Class A#	1,500	39,135

	Machinery-Construction & Mining—0.12%
	Terex Corp.*	2,700	82,404

	Machinery-Diversified—0.16%
	Deere & Co.	2,100	103,950

	Media—2.11%
	CBS Corp., Class B#	33,200	484,056
	Comcast Corp., Class A	10,950	214,949
	McGraw-Hill Cos., Inc.	4,000	126,440
	News Corp., Class A#	14,000	167,860
	Time Warner, Inc.#+	15,900	208,449
	Walt Disney Co.	6,700	205,623

			1,407,377

	Mining—0.05%
	Alcoa, Inc.	1,600	36,128

	Miscellaneous Manufacturing—1.83%
	Cooper Industries, LTD., Class A	5,200	207,740
	Danaher Corp.	2,400	166,560
	Eaton Corp.	2,200	123,596
	General Electric Co.	6,000	153,000
	Honeywell International, Inc.	3,900	162,045
	Illinois Tool Works, Inc.	2,000	88,900
	Parker Hannifin Corp.	4,350	230,550
	Textron, Inc.#	3,200	93,696

			1,226,087

	Office/Business Equipment—0.08%
	Pitney Bowes, Inc.	1,600	53,216

	Oil & Gas—5.92%
	Anadarko Petroleum Corp.#	5,300	257,103
	Apache Corp.	1,700	177,276
	Canadian Natural Resources, Ltd.#	12,500	855,750
	Chevron Corp.	5,478	451,825

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Oil & Gas (continued)
	ConocoPhillips#	5,987	$438,548
	EOG Resources, Inc.	2,400	214,704
	Exxon Mobil Corp.#	6,500	504,790
	Hess Corp.#	3,660	300,413
	Marathon Oil Corp.#	4,000	159,480
	Nabors Industries, Ltd.#*	4,400	109,648
	Occidental Petroleum Corp.#	5,300	373,385
	Valero Energy Corp.#	3,700	112,110

			3,955,032

	Oil & Gas Services—0.94%
	Baker Hughes, Inc.#	1,200	72,648
	Halliburton Co.#	11,000	356,290
	National Oilwell Varco, Inc.*	4,000	200,920

			629,858

	Pharmaceuticals—3.12%
	Allergan, Inc.	1,900	97,850
	Bristol-Myers Squibb Co.	52,400	1,092,540
	Cardinal Health, Inc.#	2,100	103,488
	Express Scripts, Inc.*	3,000	221,460
	Medco Health Solutions, Inc.#*+	7,000	315,000
	Merck & Co., Inc.	3,700	116,772
	Pfizer, Inc.#	7,600	140,144

			2,087,254

	Pipelines—0.28%
	El Paso Corp.+	5,000	63,800
	Spectra Energy Corp.	5,250	124,950

			188,750

	Retail—2.39%
	Autozone, Inc.*	1,700	209,678
	Costco Wholesale Corp.#	1,000	64,930
	CVS Caremark Corp.#	9,600	323,136
	Dillard’s, Inc., Class A#	1,500	17,700
	JC Penney Co., Inc.	1,000	33,340
	Limited Brands, Inc.	2,000	34,640
	Nordstrom, Inc.#+	5,000	144,100
	Office Depot, Inc.#*	4,300	25,026
	OfficeMax, Inc.#	1,500	13,335
	Sears Holdings Corp.#*	1,200	112,200
	Staples, Inc.	3,950	88,875
	Starbucks Corp.#*	3,700	55,019
	Wal-Mart Stores, Inc.#	6,600	395,274
	Walgreen Co.+	2,500	77,400

			1,594,653

	Semiconductors—0.58%
	Applied Materials, Inc.	10,700	161,891
	NVIDIA Corp.*	5,000	53,550
	Texas Instruments, Inc.#	8,070	173,505

			388,946

	Software—1.55%
	Adobe Systems, Inc.#*	7,000	276,290
	BMC Software, Inc.*	3,920	112,230
	Citrix Systems, Inc.*	4,300	108,618
	IMS Health, Inc.#	2,800	52,948
	Intuit, Inc.#*	5,600	177,016
	Novell, Inc.*	5,400	27,756
	Oracle Corp.*	13,660	277,434

			1,032,292

	Telecommunications—3.66%
	AT&T, Inc.#	32,700	912,984
	Ciena Corp.#*	5,942	59,896
	Cisco Systems, Inc.*	11,400	257,184
	Corning, Inc.#	7,500	117,300
	Motorola, Inc.#	5,300	37,842
	Nortel Networks Corp.*	1,542	3,454
	Qualcomm, Inc.	11,800	507,046
	Sprint Nextel Corp.	12,800	78,080
	Verizon Communications, Inc.#	14,700	471,723

			2,445,509

	Transportation—0.93%
	CSX Corp.#	5,400	294,678
	Norfolk Southern Corp.	1,900	125,799
	Union Pacific Corp.	2,800	199,248

			619,725

	TOTAL COMMON STOCKS—58.16% (Cost $38,975,001)		38,870,249

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
CORPORATE NOTES—2.94%
Holding Companies-Diversified—2.94%
Leucadia National Corp.
8/15/2013	7.750%	$2,000,000	1,962,500

TOTAL CORPORATE NOTES—2.94% (Cost $2,055,721)			1,962,500

U.S. GOVERNMENT OBLIGATIONS—38.71%
U.S. Treasury Bills—20.92%
10/30/2008	5.000%	3,000,000	2,998,863
11/20/2008	5.000%	3,000,000	2,999,424
12/26/2008	5.000%	2,000,000	1,996,822
1/15/2009	1.975%	3,000,000	2,991,546
1/29/2009	1.924%	3,000,000	2,990,481

			13,977,136

U.S. Treasury Notes—17.79%
10/15/2008	3.125%	200,000	200,188
11/15/2008	3.375%	200,000	200,641
4/15/2009	3.125%	300,000	302,484
4/30/2009	4.500%	300,000	304,852
6/15/2009	4.000%	300,000	304,641
8/15/2009	3.500%	200,000	202,688
10/15/2009	3.375%	300,000	304,641
11/15/2009	3.500%	200,000	203,734
11/30/2009	3.125%	300,000	304,312
12/31/2009	3.250%	200,000	203,312
2/15/2010	3.500%	300,000	306,703
4/15/2010	4.000%	300,000	309,797
6/15/2010	3.625%	500,000	515,351
7/15/2010	3.875%	500,000	518,008
10/15/2010	4.250%	500,000	523,164
3/31/2011	4.750%	1,000,000	1,065,781
4/30/2011	4.875%	2,000,000	2,140,312
7/31/2011	4.875%	1,000,000	1,073,281
8/31/2011	4.625%	300,000	320,016
4/30/2012	4.500%	300,000	319,781
11/30/2012	3.375%	300,000	307,219
12/31/2012	3.625%	200,000	206,938
6/30/2013	3.375%	500,000	510,039

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
U.S. Government Obligations (continued)
7/31/2013	3.375%	$500,000	$509,101
11/15/2013	4.250%	200,000	212,656
2/15/2015	4.000%	200,000	210,031
5/15/2017	4.500%	300,000	316,148

			11,895,819

TOTAL U.S. GOVERNMENT OBLIGATIONS—38.71% (Cost $25,307,936)			25,872,955

Company	Number of Contracts	Value
PURCHASED CALL OPTIONS
Pfizer, Inc.
Expiring January, 2010 at $20.00	550	87,175

TOTAL PURCHASED CALL OPTIONS (Cost $115,234)		87,175

	Rate^	Shares	Value
MONEY MARKET FUND—0.93%
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	2.79%	619,025	619,025

TOTAL MONEY MARKET FUND— 0.93% (Cost $619,025)			619,025

TOTAL INVESTMENTS—100.87% (Cost $67,072,917)			67,411,904

Liabilities in Excess of Other Assets—(0.87)%			(582,042)

NET ASSETS—100.00%			$66,829,862

#	Security subject to call option written by the Fund.
*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2008. Total loaned securities had a market value of $4,185,996 at September 30, 2008.
^	Rate disclosed is as of September 30, 2008.
(a)	Rate represents the effective yield at purchase.

See Notes to Schedules of Investments.

BRIDGEWAY BALANCED FUND

SCHEDULE OF OPTIONS WRITTEN

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Company	Number of Contracts	Value
COVERED CALL OPTIONS WRITTEN—(.93)%
Adobe Systems, Inc.
Expiring January, 2009 at $45.00	17	$(2,678)
Allstate Corp.
Expiring October, 2008 at $47.50	5	(787)
Expiring January, 2009 at $45.00	5	(1,888)

		(2,675)

Anadarko Petroleum Corp.
Expiring November, 2008 at $65.00	13	(747)
Apple, Inc.
Expiring October, 2008 at $180.00	15	(67)
Archer-Daniels-Midland Co.
Expiring December, 2008 at $25.00	78	(8,775)
Expiring October, 2008 at $25.00	78	(1,950)

		(10,725)

AT&T, Inc.
Expiring October, 2008 at $32.50	182	(1,456)
Expiring October, 2008 at $42.50	80	(120)

		(1,576)

Automatic Data Processing, Inc.
Expiring November, 2008 at $45.00	10	(1,125)
Baker Hughes, Inc.
Expiring October, 2008 at $85.00	6	(30)
Bank of America Corp.
Expiring November, 2008 at $32.50	100	(54,000)
Expiring January, 2009 at $32.50	100	(61,750)
Expiring November, 2008 at $35.00	120	(45,900)

		(161,650)

Canadian Natural Resources, Ltd.
Expiring October, 2008 at $75.00	125	(28,125)
Cardinal Health, Inc.
Expiring December, 2008 at $60.00	11	(220)
CBS Corp.
Expiring December, 2008 at $17.50	50	(1,375)
CF Industries Holdings, Inc.
Expiring October, 2008 at $135.00	50	(1,625)
Expiring October, 2008 at $120.00	22	(2,750)

		(4,375)

Ciena Corp.
Expiring October, 2008 at $17.50	59	(147)
Citigroup, Inc.
Expiring December, 2008 at $20.00	150	(47,250)
Expiring November, 2008 at $22.50	120	(20,760)

		(68,010)

Clorox Co.
Expiring January, 2009 at $65.00	8	(2,060)
Colgate-Palmolive Co.
Expiring January, 2009 at $80.00	11	(2,668)
ConocoPhillips
Expiring November, 2008 at $85.00	15	(2,108)
Corning, Inc.
Expiring November, 2008 at $22.50	30	(150)
Expiring January, 2009 at $17.50	45	(4,275)

		(4,425)

Costco Wholesale Corp.
Expiring October, 2008 at $65.00	5	(1,213)
CSX Corp.
Expiring November, 2008 at $70.00	14	(1,050)
CVS Caremark Corp.
Expiring January, 2009 at $40.00	24	(1,680)
Dillards, Inc.
Expiring November, 2008 at $12.50	15	(2,175)
Dow Chemical Co.
Expiring December, 2008 at $35.00	50	(5,375)
Estee Lauder Co., Inc.
Expiring October, 2008 at $45.00	8	(4,280)
Exxon Mobil Corp.
Expiring January, 2009 at $85.00	15	(4,095)
Franklin Resources, Inc.
Expiring January, 2009 at $110.00	7	(2,503)
Genworth Financial, Inc.
Expiring November, 2008 at $15.00	26	(1,430)
Gilead Sciences, Inc.
Expiring November, 2008 at $60.00	25	(687)
Goldman Sachs Group, Inc.
Expiring October, 2008 at $185.00	11	(225)
Halliburton Co.
Expiring January, 2009 at $45.00	28	(1,106)
Hess Corp.
Expiring November, 2008 at $105.00	9	(2,295)
Hewlett-Packard Co.
Expiring November, 2008 at $47.50	20	(4,050)
Hospira, Inc.
Expiring November, 2008 at $40.00	20	(2,300)
IMS Health, Inc.
Expiring November, 2008 at $22.50	7	(122)
International Game Technology
Expiring October, 2008 at $25.00	12	(60)
International Paper Co.
Expiring October, 2008 at $30.00	12	(360)
Intuit, Inc.
Expiring October, 2008 at $30.00	15	(3,263)
Johnson Controls, Inc.
Expiring October, 2008 at $30.00	13	(2,048)
KeyCorp
Expiring December, 2008 at $12.50	25	(5,688)
Kimberly-Clark Corp.
Expiring January, 2009 at $65.00	13	(4,550)
Laboratory Corp. of American Holdings
Expiring November, 2008 at $72.50	4	(780)
Marathon Oil Corp.
Expiring January, 2009 at $45.00	40	(11,000)
Marriott International, Inc.
Expiring October, 2008 at $27.50	15	(1,388)
Massey Energy Co.
Expiring October, 2008 at $65.00	20	(200)
Expiring October, 2008 at $60.00	44	(440)
Expiring October, 2008 at $35.00	25	(10,750)
		(11,390)
Medco Health Solutions, Inc.
Expiring January, 2009 at $50.00	17	(3,740)
Merrill Lynch & Co.,
Expiring October, 2008 at $30.00	10	(365)

BRIDGEWAY BALANCED FUND

SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Company	Number of Contracts	Value
Covered Call Options Written (continued)
Monsanto Co.
Expiring January, 2009 at $115.00	12	$(9,060)
Morgan Stanley
Expiring October, 2008 at $50.00	10	(75)
Motorola, Inc.
Expiring January, 2009 at $10.00	25	(362)
Nabors Industries, Ltd.
Expiring December, 2008 at $40.00	11	(137)
Expiring December, 2008 at $35.00	33	(1,238)

		(1,375)

News Corp.
Expiring January, 2009 at $15.00	140	(2,800)
NIKE, Inc.
Expiring October, 2008 at $60.00	8	(5,920)
Nordstrom, Inc.
Expiring October, 2008 at $30.00	25	(2,750)
Occidental Petroleum Corp.
Expiring November, 2008 at $80.00	14	(4,235)
Office Depot, Inc.
Expiring October, 2008 at $7.50	43	(537)
OfficeMax, Inc.
Expiring November, 2008 at $12.50	15	(712)
Omnicom Group, Inc.
Expiring October, 2008 at $45.00	10	(50)
Paychex, Inc.
Expiring December, 2008 at $35.00	11	(1,183)
Pepsi Bottling Group, Inc.
Expiring December, 2008 at $30.00	11	(1,705)
Pfizer, Inc.
Expiring December, 2008 at $22.50	100	(1,250)
Expiring December, 2008 at $20.00	20	(1,020)

		(2,270)

Potash Corp. of Saskatchewan, Inc.
Expiring November, 2008 at $135.00	10	(16,300)
Principal Financial Group, Inc.
Expiring October, 2008 at $50.00	27	(3,510)
Procter & Gamble Co.
Expiring January, 2009 at $75.00	10	(1,475)
Safeway, Inc.
Expiring December, 2008 at $30.00	22	(660)
Sears Holding Corp.
Expiring December, 2008 at $105.00	12	(4,320)
Sempa Energy
Expiring October, 2008 at $60.00	30	(375)
St. Jude Medical, Inc.
Expiring November, 2008 at $45.00	100	(17,250)
Starbucks Corp.
Expiring October, 2008 at $17.00	37	(333)
State Street Corp.
Expiring November, 2008 at $80.00	8	(660)
Stryker Corp.
Expiring December, 2008 at $70.00	14	(1,295)
T. Rowe Price Group, Inc.
Expiring October, 2008 at $65.00	12	(1,530)
Teradata Corp.
Expiring January, 2009 at $25.00	15	(787)
Terra Industries, Inc.
Expiring December, 2008 at $45.00	150	(18,375)
Expiring November, 2008 at $45.00	150	(11,250)

		(29,625)

Texas Instruments, Inc.
Expiring October, 2008 at $22.50	80	(3,120)
Textron, Inc.
Expiring December, 2008 at $45.00	16	(600)
The Mosaic Co.
Expiring October, 2008 at $95.00	71	(11,360)
The Travelers Cos., Inc.
Expiring October, 2008 at $45.00	11	(2,310)
Time Warner, Inc.
Expiring October, 2008 at $15.00	40	(900)
US Bancorp
Expiring December, 2008 at $32.50	150	(87,000)
Expiring November, 2008 at $37.50	3	(630)

		(87,630)

Valero Energy Corp.
Expiring December, 2008 at $35.00	37	(8,140)
Verizon Communications, Inc.
Expiring January, 2009 at $35.00	25	(2,800)
Expiring October, 2008 at $35.00	50	(800)

		(3,600)

Wachovia Corp.
Expiring October, 2008 at $17.50	73	(182)
Expiring October, 2008 at $30.00	100	(250)

		(432)

Wal-Mart Stores, Inc.
Expiring December, 2008 at $62.50	17	(3,766)
Wells Fargo & Co.
Expiring October, 2008 at $32.50	20	(12,300)

TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $(994,192))		(619,316)

PUT OPTIONS WRITTEN—(1.37)%
Canadian Natural Resources, Ltd. - ADR
Expiring October, 2008 at $75.00	25	(21,875)
Citigroup, Inc.
Expiring December, 2008 at $17.50	200	(32,300)
Cleveland-Cliffs, Inc.
Expiring October, 2008 at $90.00	52	(193,960)
Energy Conversion Devices, Inc.
Expiring October, 2008 at $70.00	50	(66,250)
Expiring November, 2008 at $60.00	70	(66,500)
Expiring October, 2008 at $60.00	100	(64,000)

		(196,750)

General Electric Co.
Expiring December, 2008 at $25.00	200	(40,600)
Kansas City Southern
Expiring December, 2008 at $50.00	150	(111,000)
Merck & Co., Inc.
Expiring January, 2009 at $30.00	230	(41,975)
Oracle Corp.
Expiring December, 2008 at $20.00	130	(17,875)

BRIDGEWAY BALANCED FUND

SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of September 30, 2008 (Unaudited)

Company	Number of Contracts	Value
Put Options Written (continued)
Pfizer, Inc.
Expiring December, 2008 at $20.00	250	$(58,875)
Rock-Tenn Co.,Class A
Expiring November, 2008 at $40.00	21	(6,930)
Expiring October, 2008 at $40.00	200	(32,500)

		(39,430)

St. Jude Medical, Inc.
Expiring October, 2008 at $45.00	60	(15,600)
Terra Industries, Inc.
Expiring November, 2008 at $40.00	50	(59,500)
Union Pacific Corp.
Expiring November, 2008 at $75.00	100	(75,000)
Verizon Communications, Inc.
Expiring November, 2008 at $30.00	65	(7,703)

TOTAL PUT OPTIONS WRITTEN (Premiums received $(584,533))		(912,443)

TOTAL OPTIONS WRITTEN (Premiums received $(1,578,725))		(1,531,759)

See Notes to Schedules of Investments.

BRIDGEWAY FUNDS, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

1.	Organization:

Bridgeway Funds, Inc. (“Bridgeway”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund which currently has 11 investment funds (collectively, the “Funds”): Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Large-Cap Value, Blue Chip 35 Index, and Balanced Fund.

Bridgeway is authorized to issue 1,000,000,000 shares of common stock at $0.001 per share. 15,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 5,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares have been classified in the Ultra-Small Company Market Fund. 10,000,000 shares have been classified in the Micro-Cap Limited Fund. 100,000,000 shares each have been classified into the Small-Cap Growth, Small-Cap Value, Large-Cap Growth, and Large-Cap Value Funds. 50,000,000 shares have classified into the Balanced Fund. All shares outstanding currently represent Class N shares.

The Aggressive Investors 1 Fund and the Micro-Cap Limited Fund are closed to new investors. The Ultra-Small Company Fund is closed to all investors.

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 and 2 Funds seek to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more).

The Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds seek to provide a long-term total return of capital, primarily through capital appreciation.

The Blue Chip 35 Index and Large-Cap Value Funds seek to provide long-term total return of capital, primarily through capital appreciation but also some income.

The Balanced Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, which are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after

November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs		Total
	Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*
Aggressive Investors 1	$226,937,034	$(643,160)	$—	—	$—	—	$226,937,034	$(643,160)
Aggressive Investors 2	598,097,530	(1,080,755)	—	—	—	—	598,097,530	(1,080,755)
Ultra Small Company	75,864,190	—	4,870,377	—	—	—	80,734,567	—
Ultra Small Company Market	520,939,054	—	11,357,178	—	—	—	532,296,232	—
Micro Cap LTD	34,774,219	—	—	—	—	—	34,774,219	—
Small Cap Growth	120,660,103	—	—	—	—	—	120,660,103	—
Small Cap Value	267,906,733	—	—	—	—	—	267,906,733	—
Large Cap Growth	150,486,323	—	—	—	—	—	150,486,323	—
Large Cap Value	44,368,413	—	—	—	—	—	44,368,413	—
Blue Chip 35 Index Fund	224,330,215	—	—	—	—	—	224,330,215	—
Balanced	38,957,424	(1,531,759)	28,454,480	—	—	—	67,411,904	(1,531,759)

*	Other financial instruments are derivative instruments not reflected in the schedules of portfolio investments, such as futures, forwards, options written, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Securities, Options, Futures and Other Investments Valuation

Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the average of the best bid and best asked quotations. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Securities Lending

Upon lending its securities to third parties, the Fund receives compensation in the form of fees. The Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of September 30, 2008, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Securities Received as Collateral
Aggressive Investors 1	$27,725,748	$27,860,985
Aggressive Investors 2	$89,771,548	$88,604,535
Ultra Small Company	$18,366,000	$20,751,399
Ultra Small Company Market	$98,747,872	$104,720,656
Micro-Cap Limited	$5,777,292	$6,021,571
Small Cap Growth	$23,444,302	$23,938,590
Small Cap Value	$65,082,433	$67,267,813
Large Cap Growth	$7,672,732	$7,353,222
Large Cap Value	$3,698,972	$3,640,240
Blue Chip 35 Index	$6,472,103	$5,862,256
Balanced	$4,185,996	$4,179,747

It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Risks and Uncertainties

The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the Schedule of Investments.

Security Transactions

Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. The Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2008 the fund had no open futures contracts.

Options

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by the Fund for the purchase of a call or a put option is included in the Fund’s Schedule of Investments as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into closing purchase transaction, the Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written is assigned, the amount of the premium originally received reduces the costs of the security that the Fund purchased upon exercise of the option. Buying calls increases the Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit the Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts

The Aggressive Investors 1 Fund, Aggressive Investors 2 Fund, and Balanced Fund may write call options on a covered basis, that is, the Fund will own the underlying security, or the Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income, through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. The Aggressive Investor 1, Aggressive Investor 2 and the Balanced Fund had outstanding written options as of September 30, 2008.

A summary of the option transactions written by each of the Funds is as follows:

Aggressive Investors 1 Fund

			Written Call Options
			Contracts	Premiums
Outstanding, June 30, 2008			—	$—
Positions Opened			2,414	520,369
Closed			(506)	(2,398,377)
Outstanding, September 30, 2008			1,908	$(1,878,008)
Market Value, September 30, 2008				$643,160

Aggressive Investors 2 Fund

			Written Call Options
			Contracts	Premiums
Outstanding, June 30, 2008			—	$—
Positions Opened			2,919	2927594.92
Closed			(506)	(2,398,377)
Outstanding, September 30, 2008			2,919	$2,927,595
Market Value, September 30, 2008				$1,080,755

Balanced Fund

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, June 30, 2008	4223	$729,973.00	1,695	$594,878
Positions Opened	4,506	1,270,611	3,492	1,075,806
Exercised	(968)	(136,186)	(922)	(375,465)
Expired	(3,218)	(677,363)	(1,260)	(333,157)
Closed	(711)	(192,843)	(1,052)	(377,529)
Outstanding, September 30, 2008	3,832	$994,192	1,953	$584,533
Market Value, September 30, 2008		$619,316		$912,443

Swaps

Each Fund may enter into total return swaps. Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specified rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month. The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. A Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on a Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings. As of September 30, 2008 the Funds had no open Total return swaps.

3.	Federal Income Taxes:

Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax is provided.

Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Bridgeway Aggressive Investors 1 Fund
Gross appreciation	$14,449,435
Gross depreciation	$(44,398,996)
Net unrealized appreciation	$(29,949,561)
Cost of investments	$256,243,435

Bridgeway Aggressive Investors 2 Fund:
Gross appreciation	$29,448,493
Gross depreciation	$(115,044,739)
Net unrealized appreciation	$(85,596,246)
Cost of investments	$682,613,021

Bridgeway Ultra-Small Company Fund
Gross appreciation	$11,386,742
Gross depreciation	$(14,523,517)
Net unrealized appreciation	$(3,136,775)
Cost of investments	$77,597,792

Bridgeway Ultra-Small Company Market Fund:
Gross appreciation	$280,836,284
Gross depreciation	$(165,267,291)
Net unrealized appreciation	$115,568,993
Cost of investments	$416,727,239

Bridgeway Micro-Cap Limited Fund:
Gross appreciation	$4,038,093
Gross depreciation	$(3,859,870)
Net unrealized appreciation	$178,223
Cost of investments	$34,952,442

Bridgeway Small-Cap Growth Fund
Gross appreciation	$16,121,078
Gross depreciation	$(17,167,531)
Net unrealized appreciation	$(1,046,453)
Cost of investments	$121,706,556

Bridgeway Small-Cap Value Fund
Gross appreciation	$29,737,779
Gross depreciation	$(33,960,516)
Net unrealized appreciation	$(4,222,737)
Cost of investments	$272,129,470

Bridgeway Large-Cap Growth Fund
Gross appreciation	$12,556,849
Gross depreciation	$(24,505,625)
Net unrealized appreciation	$(11,948,776)
Cost of investments	$162,435,099

Bridgeway Large-Cap Value Fund
Gross appreciation	$6,641,541
Gross depreciation	$(4,361,837)
Net unrealized appreciation	$2,279,704
Cost of investments	$42,088,709

Bridgeway Blue Chip 35 Index Fund:
Gross appreciation	$14,411,944
Gross depreciation	$(35,007,619)
Net unrealized appreciation	$(20,595,675)
Cost of investments	$244,925,890

Bridgeway Balanced Fund
Gross appreciation	$7,734,347
Gross depreciation	$(8,713,538)
Net unrealized appreciation	$(979,191)
Cost of investments	$66,859,337

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        BRIDGEWAY FUNDS, INC.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy
President and Principal Executive Officer

Date	November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy
President and Principal Executive Officer

Date	November 25, 2008

By (Signature and Title)*	/s/ Linda Giuffre
Linda Giuffre
Treasurer and Principal Financial Officer

Date	November 25,2008